GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 50.5%
Aerospace & Defense – 0.9%
Teledyne Technologies, Inc.
$2,700,000	0.650%		04/01/23	$ 2,699,109
The Boeing Co.(a)
4,925,000	1.167		02/04/23	4,943,370

				7,642,479

Agriculture – 0.1%
Archer-Daniels-Midland Co.(a)
600,000	2.750		03/27/25	639,222
Cargill, Inc.(b)
500,000	1.375		07/23/23	509,380

				1,148,602

Apparel – 0.1%
NIKE, Inc.(a)
725,000	2.400		03/27/25	766,434
Ralph Lauren Corp.
275,000	1.700		06/15/22	278,531

				1,044,965

Automotive – 1.1%
General Motors Co.
1,522,000	5.400		10/02/23	1,675,509
General Motors Financial Co, Inc.
4,925,000	1.050		03/08/24	4,954,796
PACCAR Financial Corp.
400,000	2.650		04/06/23	416,212
Volkswagen Group of America Finance LLC(b)
1,025,000	2.900		05/13/22	1,046,330
1,225,000	0.750		11/23/22	1,228,908

				9,321,755

Banks – 12.1%
Banco Santander SA
1,400,000	2.706		06/27/24	1,473,682
Bank of America Corp.
(3M USD LIBOR + 0.650%)
500,000	3.335	(a)(c)	01/25/23	508,385
1,200,000	4.100		07/24/23	1,289,496
2,500,000	4.000		01/22/25	2,742,250
(3M USD LIBOR + 0.790%)
4,125,000	3.004	(a)(c)	12/20/23	4,275,521

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(3M USD LIBOR + 0.940%)
$1,300,000	3.864	%(a)(c)	07/23/24	$ 1,385,449
Bank of New York Mellon Corp.(a)
1,375,000	0.350		12/07/23	1,372,924
Banque Federative du Credit Mutuel SA(b)
1,700,000	2.125		11/21/22	1,741,225
950,000	0.650		02/27/24	947,919
Barclays Bank PLC(a)
725,000	1.700		05/12/22	733,258
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
825,000	4.610		02/15/23	845,914
BNP Paribas SA(b)
900,000	2.950		05/23/22	920,727
2,475,000	3.500		03/01/23	2,596,324
BPCE SA(b)
649,000	4.000		09/12/23	696,163
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,185,763
CIT Group, Inc.(a)
75,000	4.750		02/16/24	81,188
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,658,448
925,000	2.700		10/27/22	951,455
(3M USD LIBOR + 0.722%)
2,850,000	3.142	(c)	01/24/23	2,892,921
(SOFR + 0.686%)
1,225,000	0.776	(c)	10/30/24	1,227,891
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,218,972
900,000	2.250		04/28/25	940,365
Cooperatieve Rabobank UA
2,650,000	4.625		12/01/23	2,896,317
1,050,000	0.375		01/12/24	1,045,894
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,187,643
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	331,494
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,149,739
First Horizon Corp.(a)
1,000,000	3.550		05/26/23	1,051,250

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$1,300,000	3.600%		05/25/23	$ 1,376,362
ING Groep NV
900,000	4.100		10/02/23	970,002
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,812,435
(SOFR + 0.420%)
2,750,000	0.563		02/16/25	2,732,840
(SOFR + 0.600%)
850,000	0.653		09/16/24	850,450
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,267,030
KeyBank NA
675,000	2.400		06/09/22	688,561
725,000	1.250		03/10/23	736,064
Lloyds Banking Group PLC(a)(c) (1 Year CMT + 1.100%)
1,200,000	1.326		06/15/23	1,209,744
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,252,734
2,150,000	0.441		12/16/22	2,151,311
Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.623		07/18/22	1,023,980
1,550,000	3.761		07/26/23	1,654,904
Mizuho Financial Group, Inc.(a)(c) (-1x SOFR + 1.252%)
1,275,000	1.241		07/10/24	1,292,021
Morgan Stanley, Inc.
1,400,000	3.125		01/23/23	1,459,878
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,189,552
(SOFR + 0.466%)
1,550,000	0.560	(a)(c)	11/10/23	1,551,705
(SOFR + 0.745%)
725,000	0.864	(a)(c)	10/21/25	724,935
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,350,771
650,000	2.100		12/09/22	665,275
Natwest Group PLC(a)(c) (1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,236,552
Natwest Markets PLC(b)
1,250,000	3.625		09/29/22	1,299,987
795,000	2.375		05/21/23	823,064
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,152,900

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Canada – (continued)
$1,475,000	0.500%		10/26/23	$ 1,476,475
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
1,425,000	1.089		03/15/25	1,430,458
Skandinaviska Enskilda Banken AB(b)
1,175,000	0.550		09/01/23	1,175,294
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.780%)
875,000	0.991		01/12/25	872,944
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,471,344
(3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,224,084
State Street Corp.(a)(c) (SOFR + 2.690%)
450,000	2.825		03/30/23	458,447
Sumitomo Mitsui Financial Group, Inc.
2,000,000	2.442		10/19/21	2,013,380
325,000	0.508		01/12/24	323,807
725,000	0.948		01/12/26	716,083
Sumitomo Mitsui Trust Bank Ltd.(b)
2,250,000	0.800		09/12/23	2,263,252
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,274,325
1,050,000	1.800		02/03/23	1,072,060
Truist Bank(a)
1,700,000	1.250		03/09/23	1,725,432
UBS AG(b)
1,775,000	0.450		02/09/24	1,765,504
UBS Group AG(b)
6,306,000	2.650		02/01/22	6,392,960
Wells Fargo & Co.(a)
500,000	3.750		01/24/24	537,750
(SOFR + 1.600%)
3,125,000	1.654	(c)	06/02/24	3,192,281

				103,207,514

Beverages – 1.6%
Beam Suntory, Inc.(a)
2,000,000	3.250		05/15/22	2,035,940
Constellation Brands, Inc.(a)
975,000	2.700		05/09/22	992,940
1,950,000	3.200		02/15/23	2,031,042
Diageo Investment Corp.
2,000,000	2.875		05/11/22	2,044,640

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Keurig Dr Pepper, Inc.(a)
$5,186,000	4.057%		05/25/23	$ 5,527,654
PepsiCo, Inc.(c) (3M USD LIBOR + 0.530%)
1,159,000	0.724		10/06/21	1,160,530

				13,792,746

Biotechnology – 0.5%
Gilead Sciences, Inc.(a)
175,000	0.750		09/29/23	175,128
(3M USD LIBOR + 0.520%)
500,000	0.666	(c)	09/29/23	500,375
Illumina, Inc.
2,475,000	0.550		03/23/23	2,478,638
Royalty Pharma PLC(b)
1,200,000	0.750		09/02/23	1,203,588

				4,357,729

Chemicals – 0.4%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	374,654
International Flavors & Fragrances, Inc.(b)
3,050,000	0.697		09/15/22	3,053,020
The Sherwin-Williams Co.(a)
64,000	2.750		06/01/22	65,245

				3,492,919

Commercial Services – 0.9%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,210,271
525,000	1.200		03/01/26	520,590
IHS Markit Ltd.(a)
2,223,000	5.000	(b)	11/01/22	2,327,659
475,000	3.625		05/01/24	509,946
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,843,326
1,475,000	1.350		06/01/23	1,501,683

				7,913,475

Computers(a) – 1.7%
Dell International LLC/EMC Corp.
5,425,000	5.450		06/15/23	5,884,769
1,075,000	5.850		07/15/25	1,261,663

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$1,400,000	2.250%		04/01/23	$ 1,440,432
2,175,000	4.450		10/02/23	2,353,437
3,400,000	4.650		10/01/24	3,779,236

				14,719,537

Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	735,650
4,075,000	4.125		07/03/23	4,321,334
AIG Global Funding(b)
1,450,000	2.300		07/01/22	1,477,999
525,000	0.800		07/07/23	528,875
1,525,000	0.450		12/08/23	1,522,392
5,075,000	0.650		06/17/24	5,061,602
Air Lease Corp.
1,425,000	3.500		01/15/22	1,448,512
500,000	2.250		01/15/23	513,045
1,150,000	2.750	(a)	01/15/23	1,186,190
4,049,000	4.250	(a)	02/01/24	4,385,877
825,000	2.300	(a)	02/01/25	852,192
Ally Financial, Inc.(a)
1,500,000	1.450		10/02/23	1,523,625
Aviation Capital Group LLC(a)(b)
550,000	1.950		01/30/26	549,989
Avolon Holdings Funding Ltd.(a)(b)
1,550,000	3.625		05/01/22	1,585,557
675,000	2.875		02/15/25	695,392
BlackRock, Inc.
1,218,000	3.375		06/01/22	1,253,030
Capital One Financial Corp.(a)
725,000	2.600		05/11/23	752,855
(3M USD LIBOR + 0.720%)
1,300,000	0.906	(c)	01/30/23	1,310,647
GE Capital Funding LLC(a)
4,425,000	3.450		05/15/25	4,811,081
Intercontinental Exchange, Inc.
500,000	0.700		06/15/23	502,200
(3M USD LIBOR + 0.650%)
2,225,000	0.769	(a)(c)	06/15/23	2,226,179

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Jefferies Group LLC
$1,200,000	5.125%		01/20/23	$ 1,283,172
Nasdaq, Inc.(a)
1,450,000	0.445		12/21/22	1,449,739
USAA Capital Corp.(b)
150,000	1.500		05/01/23	153,053

				40,130,187

Electrical – 3.5%
Avangrid, Inc.(a)
650,000	3.200		04/15/25	698,815
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	721,754
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,891,273
Dominion Energy, Inc.
2,700,000	2.715	(d)	08/15/21	2,707,695
1,200,000	2.450	(b)	01/15/23	1,235,568
2,025,000	1.450	(a)	04/15/26	2,040,025
DTE Energy Co.
475,000	2.600		06/15/22	485,384
1,125,000	0.550		11/01/22	1,127,385
575,000	1.050	(a)	06/01/25	574,063
Entergy Louisiana LLC(a)
925,000	0.620		11/17/23	926,193
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	403,319
Florida Power & Light Co.(a)
375,000	2.850		04/01/25	400,736
Georgia Power Co.
1,000,000	2.100		07/30/23	1,032,900
ITC Holdings Corp.(a)
585,000	2.700		11/15/22	601,497
NextEra Energy Capital Holdings, Inc.
1,200,000	2.900		04/01/22	1,223,688
2,150,000	0.650		03/01/23	2,157,439
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,304,515
Pacific Gas & Electric Co.(a)
1,250,000	1.750		06/16/22	1,249,712

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
PPL Electric Utilities Corp.(a)(c)
(3M USD LIBOR + 0.250%)
$275,000	0.396%	09/28/23	$ 275,006
(SOFR + 0.330%)
1,930,000	0.380	06/24/24	1,931,370
Public Service Enterprise Group, Inc.(a)
675,000	2.875	06/15/24	716,000
675,000	0.800	08/15/25	667,204
Southern Power Co.(a)
500,000	0.900	01/15/26	491,440
The Southern Co.(a)
1,400,000	2.950	07/01/23	1,461,950
Vistra Operations Co. LLC(a)(b)
875,000	3.550	07/15/24	923,125
WEC Energy Group, Inc.
725,000	0.550	09/15/23	725,297
Xcel Energy, Inc.(a)
1,948,000	0.500	10/15/23	1,947,688

			29,921,041

Environmental(a) – 0.1%
Waste Management, Inc.
625,000	0.750	11/15/25	619,500

Food & Drug Retailing – 0.2%
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125	09/19/22	791,120
Mondelez International, Inc.(a)
525,000	1.500	05/04/25	533,867

			1,324,987

Forest Products&Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625	05/15/24	1,121,828

Gas(a) – 0.2%
NiSource, Inc.
1,025,000	0.950	08/15/25	1,017,261
The East Ohio Gas Co.(b)
250,000	1.300	06/15/25	251,475

			1,268,736

Healthcare Providers & Services – 1.0%
Aetna, Inc.(a)
975,000	2.800	06/15/23	1,014,819

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Anthem, Inc.
$2,875,000	0.450%		03/15/23	$ 2,878,134
DH Europe Finance II S.a.r.l.
1,000,000	2.050		11/15/22	1,023,130
3,025,000	2.200	(a)	11/15/24	3,158,675

				8,074,758

Insurance(b) – 3.5%
Athene Global Funding
1,090,000	2.800		05/26/23	1,135,410
875,000	1.200		10/13/23	884,870
650,000	0.950		01/08/24	651,879
375,000	2.500		01/14/25	391,211
600,000	1.450		01/08/26	600,012
Equitable Financial Life Global Funding
700,000	1.400		07/07/25	706,923
Great-West Lifeco US Finance 2020 LP(a)
425,000	0.904		08/12/25	420,491
MassMutual Global Funding II(c) (3M USD LIBOR + 0.150%)
8,000,000	0.350		01/07/22	8,003,600
Metropolitan Life Global Funding I
575,000	1.950		01/13/23	588,817
600,000	0.900		06/08/23	605,772
New York Life Global Funding
1,200,000	1.100		05/05/23	1,215,492
(3M USD LIBOR + 0.280%)
6,000,000	0.466	(c)	01/21/22	6,007,260
Pacific Life Global Funding II
2,450,000	0.500		09/23/23	2,453,577
Principal Life Global Funding II
2,150,000	0.500		01/08/24	2,145,399
Protective Life Global Funding
675,000	1.082		06/09/23	682,877
525,000	0.631		10/13/23	526,538
600,000	0.473		01/12/24	596,460
Reliance Standard Life Global Funding II
1,600,000	2.625		07/22/22	1,636,688
275,000	2.150		01/21/23	281,281

				29,534,557

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(c) – 0.4%
TD Ameritrade Holding Corp. (3M USD LIBOR + 0.430%)
$2,950,000	0.606%	11/01/21	$ 2,952,714

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
1,240,000	2.400	06/15/25	1,298,739

Machinery-Diversified – 0.2%
John Deere Capital Corp.
400,000	1.200	04/06/23	406,008
Otis Worldwide Corp.(a)(c) (3M USD LIBOR + 0.450%)
1,525,000	0.644	04/05/23	1,524,375

			1,930,383

Media – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
4,525,000	4.464	07/23/22	4,683,963
2,700,000	4.500	02/01/24	2,940,894
Fox Corp.
2,475,000	3.666	01/25/22	2,522,050
Sky Ltd.(b)
1,550,000	3.125	11/26/22	1,608,776
The Walt Disney Co.
825,000	3.350	03/24/25	897,187
Time Warner Cable LLC(a)
1,024,000	4.000	09/01/21	1,024,000
Time Warner Entertainment Co. LP
2,200,000	8.375	03/15/23	2,485,868

			16,162,738

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000	10/27/22	1,209,122
675,000	1.625	09/01/25	683,255

			1,892,377

Miscellaneous Manufacturing(b) – 0.5%
Siemens Financieringsmaatschappij NV
4,575,000	0.650	03/11/24	4,579,346

Oil Field Services – 0.8%
BP Capital Markets America, Inc.
1,025,000	2.937	04/06/23	1,069,095

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Canadian Natural Resources Ltd.(a)
$825,000	2.050%		07/15/25	$ 848,504
Chevron Corp.
950,000	1.141		05/11/23	964,136
Exxon Mobil Corp.(a)
900,000	2.992		03/19/25	965,664
Phillips 66(a)
950,000	0.900		02/15/24	950,950
Pioneer Natural Resources Co.(a)
625,000	0.750		01/15/24	624,969
Suncor Energy, Inc.
1,175,000	2.800		05/15/23	1,221,260

				6,644,578

Packaging(a)(b) – 0.3%
Berry Global, Inc.
2,100,000	0.950		02/15/24	2,104,326
550,000	1.570		01/15/26	550,710

				2,655,036

Pharmaceuticals – 2.1%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,238,990
2,350,000	2.150		11/19/21	2,366,873
1,975,000	2.300		11/21/22	2,027,258
6,225,000	2.600	(a)	11/21/24	6,566,379
Becton Dickinson & Co.(a)
1,215,000	2.894		06/06/22	1,241,511
Bristol-Myers Squibb Co.(a)
1,450,000	0.537		11/13/23	1,450,899
Cigna Corp.(a)
1,357,000	3.750		07/15/23	1,444,784
CVS Health Corp.(a)
310,000	3.700		03/09/23	326,362
GlaxoSmithKline Capital PLC(a)
875,000	0.534		10/01/23	876,374

				17,539,430

Pipelines – 2.5%
Enbridge, Inc.(c) (SOFR + 0.400%)
600,000	0.435		02/17/23	601,122

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer Operating LP(a)
$1,150,000	5.200%		02/01/22	$ 1,167,698
Enterprise Products Operating LLC
1,150,000	3.500		02/01/22	1,171,436
649,000	3.350	(a)	03/15/23	675,849
Kinder Morgan Energy Partners LP(a)
2,275,000	3.950		09/01/22	2,348,460
Kinder Morgan, Inc.(a)(b)
3,400,000	5.625		11/15/23	3,743,026
MPLX LP(a)
1,125,000	3.375		03/15/23	1,175,940
3,374,000	4.500		07/15/23	3,611,125
(3M USD LIBOR + 1.100%)
1,050,000	1.223	(c)	09/09/22	1,050,588
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,250,000	3.650		06/01/22	1,275,575
Sabine Pass Liquefaction LLC(a)
2,300,000	6.250		03/15/22	2,359,616
The Williams Cos., Inc.(a)
950,000	3.600		03/15/22	966,207
1,100,000	3.700		01/15/23	1,145,100

				21,291,742

Real Estate Investment Trust – 0.5%
American Tower Corp.
1,125,000	3.500		01/31/23	1,178,539
750,000	0.600		01/15/24	748,650
Crown Castle International Corp.(a)
700,000	1.350		07/15/25	704,837
Simon Property Group LP(a)
2,000,000	2.350		01/30/22	2,013,660

				4,645,686

Retailing – 0.9%
7-Eleven, Inc.(a)(b)
950,000	0.625		02/10/23	950,551
4,325,000	0.800		02/10/24	4,315,139
400,000	0.950		02/10/26	392,680

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Starbucks Corp.
$1,974,000	1.300%		05/07/22	$ 1,992,062

				7,650,432

Savings & Loans(b) – 0.4%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,358,602
(3M USD LIBOR + 1.064%)
1,001,000	3.766	(a)(c)	03/08/24	1,051,160
(3M USD LIBOR + 1.181%)
1,175,000	3.622	(a)(c)	04/26/23	1,204,810

				3,614,572

Semiconductors – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
2,100,000	3.625		01/15/24	2,243,220
Broadcom, Inc.(a)
5,225,000	3.625		10/15/24	5,661,235
1,125,000	4.700		04/15/25	1,266,142
NXP B.V./NXP Funding LLC(b)
3,200,000	4.625		06/01/23	3,438,752
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
275,000	2.700		05/01/25	289,933

				12,899,282

Software(a) – 1.4%
Fidelity National Information Services, Inc.
1,050,000	1.150		03/01/26	1,041,705
Fiserv, Inc.
825,000	3.800		10/01/23	882,923
6,425,000	2.750		07/01/24	6,775,034
Infor, Inc.(b)
1,225,000	1.450		07/15/23	1,239,847
Intuit, Inc.
500,000	0.950		07/15/25	501,055
Oracle Corp.
1,400,000	2.500		04/01/25	1,470,602

				11,911,166

Telecommunication Services – 3.5%
AT&T, Inc.
1,075,000	3.000	(a)	06/30/22	1,098,994
300,000	4.050		12/15/23	325,344

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc. – (continued)
$5,400,000	0.900	%(a)	03/25/24	$ 5,411,610
275,000	4.450	(a)	04/01/24	300,482
3,100,000	3.950	(a)	01/15/25	3,423,237
2,375,000	3.400	(a)	05/15/25	2,587,871
Bell Canada
2,750,000	0.750		03/17/24	2,757,260
T-Mobile USA, Inc.(a)
8,800,000	3.500		04/15/25	9,509,597
Verizon Communications, Inc.
2,950,000	0.750		03/22/24	2,962,862
1,450,000	0.850	(a)	11/20/25	1,432,295

				29,809,552

Transportation(a) – 0.4%
Ryder System, Inc.
875,000	2.875		06/01/22	893,550
1,000,000	2.500		09/01/22	1,022,310
United Parcel Service, Inc.
1,000,000	3.900		04/01/25	1,107,220

				3,023,080

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co LP/PTL Finance Corp.
1,025,000	1.200		11/15/25	1,016,892

TOTAL CORPORATE OBLIGATIONS (Cost $425,842,331)				$430,155,060

Agency Debenture(c) – 0.2%
Federal Farm Credit Banks Funding Corp. (SOFR + 0.380%)
$1,900,000	0.430%		05/08/23	$ 1,912,502
(Cost $1,900,000)

Asset-Backed Securities – 8.6%
Automotive – 4.0%
Ford Credit Auto Owner Trust Series 2019-1, Class A(b)
$1,000,000	3.520%		07/15/30	$ 1,074,160
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040		08/15/31	7,105,808
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A
2,800,000	3.170		03/15/25	2,932,449
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060		09/15/27	3,197,077

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
$3,250,000	3.520%	10/15/23	$ 3,279,943
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440	09/15/26	3,816,788
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900	04/15/26	1,592,874
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A(b)
1,500,000	0.690	10/15/25	1,505,800
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3(b)
1,550,000	0.330	06/17/24	1,546,898
Hyundai Auto Receivables Trust Series 2021-A, Class A3
900,000	0.380	09/15/25	899,466
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
2,550,000	0.400	11/15/24	2,549,139
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
500,000	0.560	03/20/25	500,561
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
1,800,000	0.660	03/20/25	1,804,171
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
1,975,000	0.390	04/22/24	1,975,746
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
375,000	0.500	08/20/25	375,517

			34,156,397

Credit Card – 2.2%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,090,140
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,103,754
CARDS II Trust Series 2021-1A, Class A(b)
4,075,000	0.602	04/15/27	4,063,026
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/16/24	2,959,483
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,704,466
Master Credit Card Trust Series 2021-1A, Class A(b)
3,900,000	0.530	11/21/25	3,883,112

			18,803,981

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.500%)
$43,922	1.592%	09/25/34	$ 43,962

Student Loan(c) – 2.4%
Access Group, Inc. Series 2013-1, Class A(b)(1M USD LIBOR + 0.500%)
868,429	0.592	02/25/36	860,312
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
1,470,830	1.292	12/27/66	1,510,218
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
854,076	0.792	02/25/39	847,785
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
961,798	1.197	05/25/34	966,191
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
961,039	1.076	07/25/45	964,641
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1M USD LIBOR + 0.780%)
988,935	0.872	03/25/51	992,210
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,348,097	1.142	12/27/66	2,385,584
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
975,534	0.592	09/27/66	977,460
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
2,902,387	0.792	02/25/45	2,886,458
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
530,326	0.792	12/26/31	532,834
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
4,049,306	0.682	08/25/40	4,057,051
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
1,011,097	1.312	10/25/27	1,013,912
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
1,904,507	0.216	05/15/29	1,886,226

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
$358,634	0.266%	01/26/26	$ 358,547
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
52,581	1.052	10/01/24	52,615

			20,292,044

TOTAL ASSET-BACKED SECURITIES (Cost $73,201,296)			$ 73,296,384

U.S. Treasury Obligation – 0.1%
United States Treasury Notes
$1,250,000	2.875%	10/31/23	$ 1,324,316
(Cost $1,288,960)

Shares	Description		Value

Exchange Traded Fund – 3.5%
SPDR Portfolio Short Term Corporate Bond ETF
961,084			$ 30,081,929
(Cost $30,180,440)

Shares	Dividend Rate		Value

Investment Companies(e) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,065,756	0.026%		$ 27,065,756
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,098	0.016		9,103

TOTAL INVESTMENT COMPANIES (Cost $27,074,847)			$ 27,074,859

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $559,487,874)			$563,845,050

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 32.8%
Certificates of Deposit – 8.6%
Australia & New Zealand Banking Group Ltd.(b)(c) (3M USD LIBOR + 0.030%)
$7,000,000	0.215%	03/08/22	$ 7,000,482
Bank of Montreal(c) (3M USD LIBOR + 0.100%)
6,650,000	0.255	11/18/21	6,652,566
Bank of Nova Scotia(c) (SOFR + 0.150%)
3,000,000	0.200	03/17/22	3,000,326
Canadian Imperial Bank of Commerce(c) (3M USD LIBOR + 0.110%)
6,250,000	0.304	01/03/22	6,253,493

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Credit Agricole Corporate & Investment Bank(c) (3M USD LIBOR + 0.480%)
$3,000,000	0.608%		09/10/21	$ 3,002,799
Credit Suisse AG
4,000,000	0.590		03/17/23	4,001,152
Deutsche Bank AG
2,221,000	0.720		11/08/21	2,225,138
HSBC Bank PLC
4,600,000	0.330		12/24/21	4,604,108
(3M USD LIBOR + 0.210%)
1,350,000	0.385	(b)(c)	08/06/21	1,350,249
ING Funding LLC(b)(f)
2,500,000	0.000		09/01/21	2,499,602
Lloyds Bank Corporate Markets PLC(c) (3M USD LIBOR + 0.100%)
2,500,000	0.219		09/15/21	2,500,469
Macquarie Bank Ltd.(b)(c) (3M USD LIBOR + 0.030%)
3,500,000	0.224		11/12/21	3,500,255
Mizuho Bank Ltd.
4,000,000	0.230		11/10/21	4,001,490
2,000,000	0.230		11/17/21	2,000,753
Natixis SA(c)
(3M USD LIBOR + 0.030%)
2,500,000	0.186		11/15/21	2,500,093
(3M USD LIBOR + 0.130%)
5,000,000	0.253		12/09/21	5,002,428
Norinchukin Bank NY
4,019,000	0.250		11/04/21	4,020,670
Sumitomo Mitsui Banking Corp.(c) (3M USD LIBOR + 0.350%)
4,190,000	0.534		07/16/21	4,190,665
Svenska Handelsbanken(b)(c) (3M USD LIBOR + 0.030%)
5,000,000	0.165		09/21/21	5,000,337

				73,307,075

Commercial Paper – 24.2%
Albion Capital Corp.(b)(f)
7,850,000	0.000		09/23/21	7,847,405
AT&T, Inc.(b)(f)
1,537,000	0.000		12/14/21	1,535,674
2,330,000	0.000		12/16/21	2,327,966
Atlantic Asset Securitization Corp.(b)(f)
5,000,000	0.000		10/13/21	4,997,667
Banco Santander SA(b)
700,000	0.010		07/06/21	699,992

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Bank Amer Secs, Inc.(b)(f)
$1,700,000	0.000%	12/21/21	$ 1,698,784
Barclays Capital, Inc.(b)(f)
2,000,000	0.000	08/06/21	1,999,815
5,000,000	0.000	01/24/22	4,994,193
Basf Aktiengesellsch(b)(f)
5,000,000	0.000	07/16/21	4,999,689
BAT International Finance PLC(b)(f)
7,500,000	0.000	08/12/21	7,499,104
2,028,000	0.000	10/22/21	2,026,664
Chariot Funding LLC(b)(f)
5,500,000	0.000	07/02/21	5,499,976
Columbia Funding Co.(b)(f)
2,596,000	0.000	07/15/21	2,595,849
Eaton Corp.(b)(f)
8,000,000	0.000	11/02/21	7,994,944
Ei Dupont(b)(f)
5,000,000	0.000	12/03/21	4,995,623
Enel Finance America(b)(f)
6,000,000	0.000	02/16/22	5,990,106
Energy Transfer Operating LP(b)(f)
300,000	0.000	01/26/22	299,545
Entergy Corp.(b)(f)
5,500,000	0.000	08/23/21	5,498,433
Exxon Mobil Corp.(f)
7,000,000	0.000	09/01/21	6,999,253
Fidelity National Information Services, Inc.(b)(f)
4,000,000	0.000	07/02/21	3,999,972
Gotham Funding Corp.(b)(f)
3,000,000	0.000	07/26/21	2,999,681
Honeywell International, Inc.(b)(f)
2,500,000	0.000	05/18/22	2,496,422
2,000,000	0.000	05/20/22	1,997,102
Ionic Capital II Trust(f)
4,400,000	0.000	07/16/21	4,399,840
7,000,000	0.000	08/13/21	6,999,144
2,000,000	0.000	10/05/21	1,999,343

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Jupiter Securitization Co. LLC(b)(f)
$6,800,000	0.000%	07/01/21	$ 6,799,985
Keurig Dr Pepper, Inc.(b)(f)
3,000,000	0.000	12/30/21	2,996,325
KFW(b)(f)
4,300,000	0.000	02/10/22	4,296,372
La Fayette Asset Securitization(b)(f)
9,500,000	0.000	10/12/21	9,496,569
LVMH Moet Hennessy Louis Vuitton SE(b)(f)
7,206,000	0.000	10/13/21	7,203,373
Manhattan Asset Funding(b)(f)
10,000,000	0.000	10/19/21	9,996,207
Matchpoint Finance PLC(b)(f)
3,000,000	0.000	07/07/21	2,999,953
Natwest Markets PLC(b)(f)
2,000,000	0.000	01/18/22	1,997,901
Natwest Markets PLC(b)(f)
750,000	0.000	03/01/22	748,978
NRW. Bank(b)(f)
5,000,000	0.000	07/13/21	4,999,874
Oglethorpe Power Corp.(b)(f)
5,765,000	0.000	08/19/21	5,764,175
Societe Generale SA(b)(f)
8,000,000	0.000	12/13/21	7,994,768
Suncor Energy, Inc.(b)(f)
3,000,000	0.000	07/22/21	2,999,734
2,000,000	0.000	09/07/21	1,999,287
2,050,000	0.000	10/29/21	2,048,546
The Charles Schwab Corp.(b)(f)
4,721,000	0.000	08/12/21	4,720,492
UDR, Inc.(b)(f)
5,000,000	0.000	07/16/21	4,999,687
VW Credit, Inc.(b)(f)
8,750,000	0.000	07/28/21	8,749,054
5,000,000	0.000	08/24/21	4,998,678

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Westpac Banking Corp.(b)(c) (3M USD LIBOR+0.000%)
$5,000,000	0.191%	09/01/21	$ 5,000,085

			206,202,229

TOTAL SHORT-TERM INVESTMENTS (Cost $279,452,125)			$279,509,304

TOTAL INVESTMENTS – 98.9% (Cost $838,939,999)			$843,354,354

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			8,990,636

NET ASSETS – 100.0%			$852,344,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	797	09/13/21	$198,971,050	$97,776

Short position contracts:
2 Year U.S. Treasury Notes	(605)	09/30/21	(133,293,789)	83,267
5 Year U.S. Treasury Notes	(712)	09/30/21	(87,881,938)	259,037

Total				$342,304

TOTAL FUTURES CONTRACTS				$440,080

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 40.1%
Collateralized Mortgage Obligations – 0.9%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$23	9.500%	07/25/22	$ 1

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
7,573	37.218	02/16/32	9,772

Regular Floater(b) – 0.0%
FHLMC REMIC Series 1760, Class ZB (10 Year CMT—0.600%)
20,938	1.040	05/15/24	20,980

Sequential Fixed Rate – 0.7%
FHLMC REMIC Series 2329, Class ZA
218,296	6.500	06/15/31	245,694
FHLMC REMIC Series 4246, Class PT
70,723	6.500	02/15/36	82,246
FHLMC REMIC Series 4273, Class PD
390,127	6.500	11/15/43	461,335
FNMA REMIC Series 2011-52, Class GB
353,078	5.000	06/25/41	396,752
FNMA REMIC Series 2011-99, Class DB
345,724	5.000	10/25/41	387,732
FNMA REMIC Series 2012-111, Class B
46,854	7.000	10/25/42	56,200
FNMA REMIC Series 2012-153, Class B
195,628	7.000	07/25/42	239,459

			1,869,418

Sequential Floating Rate(b) – 0.2%
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1(c)
161,721	3.674	07/27/48	161,666
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
434,657	2.500	10/25/51	441,992
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
79,525	0.925	11/25/29	75,638

			679,296

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 2,579,467

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 1.1%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$ 1,507,271
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	599,368
Manhattan West Mortgage Trust Series 2020-1MW, Class A(c)
600,000	2.130	09/10/39	613,025
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	04/15/54	526,966

			3,246,630

Sequential Floating Rate(b) – 0.2%
Extended Stay America Trust Series 2021-ESH, Class A(c) (1M USD LIBOR + 1.080%)
400,000	1.155	07/15/38	401,124
BANK Series 2021-BN31, Class AS
250,000	2.211	02/15/54	250,292

			651,416

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,898,046

Federal Agencies – 37.9%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
$2,541	2.349%	11/01/32	$ 2,676
(1 Year CMT + 2.250%)
207,904	2.468	09/01/33	218,596

			221,272

Adjustable Rate FNMA(b) – 0.3%
(1 Year CMT + 2.196%)
124,951	2.321	02/01/35	131,998
(1 Year CMT + 2.234%)
7,227	2.382	06/01/33	7,617
(12M USD LIBOR + 1.488%)
123,948	2.030	09/01/35	130,018
(12M USD LIBOR + 1.609%)
231,401	2.150	10/01/33	242,302
(12M USD LIBOR + 1.670%)
16,130	2.045	11/01/32	16,890
(6M USD LIBOR + 1.413%)
313,501	1.663	05/01/33	324,754

			853,579

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – 0.3%
(1 Year CMT + 1.500%)
$8,912	2.875%	06/20/23	$ 8,984
4,276	2.250	07/20/23	4,321
4,073	2.250	08/20/23	4,116
9,839	2.250	09/20/23	9,923
3,641	2.000	03/20/24	3,694
34,351	2.875	04/20/24	34,753
4,889	2.875	05/20/24	4,957
42,653	2.875	06/20/24	43,161
24,589	2.250	07/20/24	24,915
34,645	2.250	08/20/24	35,087
10,571	2.250	09/20/24	10,694
13,634	2.125	11/20/24	13,857
4,757	2.125	12/20/24	4,837
11,774	2.500	12/20/24	12,048
9,389	2.000	01/20/25	9,587
5,929	2.000	02/20/25	6,057
22,413	2.875	05/20/25	22,815
20,359	2.250	07/20/25	20,749
8,636	2.000	02/20/26	8,829
441	2.250	07/20/26	449
22,869	2.000	01/20/27	23,493
8,850	2.000	02/20/27	9,075
77,000	2.875	04/20/27	78,465
7,517	2.875	05/20/27	7,661
12,215	2.875	06/20/27	12,457
4,092	2.125	11/20/27	4,177
12,850	2.125	12/20/27	13,120
25,997	2.000	01/20/28	26,733
8,358	2.000	02/20/28	8,596
9,105	2.000	03/20/28	9,367
43,799	2.250	07/20/29	44,805
24,021	2.250	08/20/29	24,576
5,318	2.250	09/20/29	5,438
24,249	2.125	10/20/29	24,838
37,541	2.125	11/20/29	38,479
6,417	2.125	12/20/29	6,573
8,847	2.000	01/20/30	9,146
3,055	2.000	02/20/30	3,159
25,298	2.000	03/20/30	26,163
26,904	2.875	04/20/30	27,578
75,855	2.875	05/20/30	78,073
8,585	2.875	06/20/30	8,808
60,047	2.250	07/20/30	62,143
12,843	2.250	09/20/30	13,296
22,413	2.125	10/20/30	23,011
39,502	2.000	03/20/32	41,020

			914,083

FHLMC – 0.3%
36	6.500	07/01/21	36
169	6.500	08/01/22	171
1,739	9.000	10/01/22	1,740
17,730	4.500	10/01/23	19,033
15,546	6.500	07/01/28	16,354
170,653	4.500	03/01/29	185,058
3,342	8.000	07/01/30	3,647
9,206	5.000	08/01/33	10,396
1,485	5.000	09/01/33	1,677
3,496	5.000	10/01/33	3,948
2,236	5.000	11/01/34	2,545
115,518	5.000	12/01/34	131,460
5,969	5.000	07/01/35	6,793

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$410	5.000%	11/01/35	$ 463
12,419	5.000	12/01/35	14,155
16,935	5.000	02/01/37	19,265
1,488	5.000	03/01/38	1,693
59,474	5.000	07/01/39	67,833
7,933	4.000	06/01/40	8,681
3,271	5.000	08/01/40	3,717
1,087	4.500	11/01/40	1,205
63,484	4.000	02/01/41	69,456
1,229	5.000	04/01/41	1,396
3,875	5.000	06/01/41	4,403
132,568	5.000	07/01/41	150,887
5,186	4.000	11/01/41	5,671
7,089	3.000	05/01/42	7,521
8,645	3.000	08/01/42	9,172
9,951	3.000	01/01/43	10,569
45,060	3.000	02/01/43	47,858

			806,803

FNMA – 0.1%
2,937	6.500	11/01/28	3,239
29,454	7.000	07/01/31	34,352
314,460	5.500	07/01/33	363,699

			401,290

GNMA – 21.0%
24,219	7.000	12/15/27	26,674
7,586	6.500	08/15/28	8,291
46,835	6.000	01/15/29	52,193
62,975	7.000	10/15/29	70,220
26,449	5.500	11/15/32	29,830
456,388	5.500	12/15/32	522,162
12,757	5.500	01/15/33	14,285
33,136	5.500	02/15/33	37,885
34,776	5.500	03/15/33	39,699
36,311	5.500	07/15/33	41,320
10,709	5.500	08/15/33	11,957
8,410	5.500	09/15/33	9,443
20,511	5.500	04/15/34	23,071
8,475	5.500	05/15/34	9,300
202,208	5.500	06/15/34	232,657
146,582	5.500	09/15/34	168,911
148,064	5.500	12/15/34	170,766
102,206	5.500	01/15/35	118,249
52,863	5.000	03/15/38	60,469
4,204	4.000	02/20/41	4,613
6,527	4.000	11/20/41	7,126
1,093	4.000	01/20/42	1,193
3,494	4.000	04/20/42	3,814
2,216	4.000	10/20/42	2,419
250,677	4.000	08/20/43	273,573
3,415	4.000	03/20/44	3,723
4,120	4.000	05/20/44	4,491
287,492	4.000	11/20/44	312,762
1,299,552	4.000	06/20/45	1,411,342
302,849	4.000	01/20/46	327,765
2,188,162	3.500	04/20/47	2,322,096
1,365,020	3.500	12/20/47	1,444,987
269,055	4.500	02/20/48	291,497
1,085,220	4.500	05/20/48	1,173,025
602,216	4.500	08/20/48	649,107
154,741	5.000	08/20/48	166,944
4,966,319	4.500	09/20/48	5,344,477

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,273,952	5.000%	10/20/48		$ 1,373,626
759,248	5.000	11/20/48		817,050
1,120,702	5.000	12/20/48		1,205,671
1,085,886	4.500	01/20/49		1,163,480
1,630,653	5.000	01/20/49		1,753,776
1,762,794	4.000	02/20/49		1,867,884
673,337	4.000	03/20/49		712,847
176,975	4.500	03/20/49		189,386
946,923	5.000	03/20/49		1,017,607
655,336	4.000	05/20/49		693,226
1,257,127	4.500	10/20/49		1,341,690
22,000,000	2.500	TBA-30yr	(d)	22,767,890
7,000,000	3.000	TBA-30yr	(d)	7,302,565
3,000,000	3.500	TBA-30yr	(d)	3,151,031

				60,750,065

UMBS – 7.0%
23,872	5.500	02/01/23		24,456
53,770	5.500	08/01/23		55,731
908	4.500	07/01/36		1,009
1,259	4.500	04/01/39		1,395
5,664	4.500	05/01/39		6,289
2,640	4.000	08/01/39		2,887
11,654	4.500	08/01/39		12,956
216,845	4.500	12/01/39		241,005
10,580	4.500	01/01/41		11,722
93,040	4.500	05/01/41		101,331
61,178	4.500	08/01/41		67,945
70,662	4.500	08/01/42		78,500
11,692	3.000	11/01/42		12,566
134,482	3.000	12/01/42		144,543
331,815	3.000	01/01/43		356,637
58,892	3.000	02/01/43		63,297
400,145	3.000	03/01/43		430,576
658,847	3.000	04/01/43		708,953
432,735	3.000	05/01/43		465,644
78,523	3.000	06/01/43		84,495
655,645	3.000	07/01/43		705,507
904,953	4.500	10/01/44		998,806
734,965	4.500	04/01/45		822,229
86,719	4.500	05/01/45		97,069
366,222	4.500	06/01/45		404,203
343,391	4.000	11/01/45		371,362
98,384	4.000	03/01/46		106,231
8,418	4.500	05/01/46		9,183
60,326	4.000	06/01/46		65,050
16,486	4.000	08/01/46		17,777
95,250	4.500	08/01/46		103,821
125,712	4.000	10/01/46		135,556
43,218	4.500	06/01/47		48,130
1,054,295	4.500	11/01/47		1,156,001
331,860	4.000	12/01/47		362,634
309,792	4.000	01/01/48		338,520
1,091,465	4.000	02/01/48		1,187,393
797,757	4.000	03/01/48		864,069
971,203	4.000	06/01/48		1,059,823
311,287	4.000	08/01/48		337,089
140,740	4.500	10/01/48		151,249
1,513,553	5.000	11/01/48		1,699,084
638,899	4.500	03/01/49		685,807
1,702,782	3.000	09/01/49		1,811,659
1,742,990	3.000	12/01/49		1,847,494
1,822,119	3.000	12/01/50		1,932,932

				20,190,615

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(d) – 8.8%
$14,000,000	2.000%	TBA-30yr	$ 14,145,676
5,000,000	2.500	TBA-30yr	5,171,484
5,000,000	3.000	TBA-30yr	5,212,501
1,000,000	4.000	TBA-30yr	1,064,765

			25,594,426

TOTAL FEDERAL AGENCIES			$109,732,133

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $114,693,768)			$116,209,646

Agency Debentures – 26.2%
FFCB
$2,180,000	3.430%	12/06/28	$ 2,495,664
720,000	5.270	05/01/29	920,434
FHLB
3,700,000	2.125	06/09/23	3,834,754
2,100,000	3.375	09/08/23	2,238,705
300,000	3.375	12/08/23	321,762
15,150,000	0.500	04/14/25	15,060,463
FHLMC
16,670,000	0.375	04/20/23	16,710,341
FNMA
1,400,000	1.875	09/24/26	1,468,124
2,600,000	6.250	05/15/29	3,540,498
2,000,000	0.875	08/05/30	1,895,320
4,000,000	6.625	11/15/30	5,787,080
Israel Government AID Bond(e)
500,000	5.500	12/04/23	560,380
700,000	5.500	04/26/24	797,258
Tennessee Valley Authority
20,150,000	0.750	05/15/25	20,169,747

TOTAL AGENCY DEBENTURES (Cost $74,214,027)			$ 75,800,530

Asset-Backed Securities(b) – 2.2%
Collateralized Loan Obligation(c) – 0.4%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$ 1,099,997

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – 1.8%
ECMC Group Student Loan Trust Series 2018-2A, Class A(c) (1M USD LIBOR + 0.800%)
$1,139,163	0.892%	09/25/68	$ 1,151,354
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
848,645	1.197	05/25/34	852,521
Navient Student Loan Trust Series 2017-4A, Class A2(c) (1M USD LIBOR + 0.500%)
495,047	0.592	09/27/66	496,024
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
882,607	1.242	09/25/65	894,705
Scholar Funding Trust Series 2013-A, Class A(c) (1M USD LIBOR + 0.650%)
1,332,717	0.745	01/30/45	1,330,137
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
624,643	1.876	07/25/23	630,547

			5,355,288

TOTAL ASSET-BACKED SECURITIES (Cost $6,390,752)			$ 6,455,285

Municipal Debt Obligation – 0.9%
New Jersey – 0.9%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%	02/15/29	$ 2,593,685
(Cost $2,000,000)

U.S. Treasury Obligations – 33.2%
United States Treasury Bonds
$900,000	3.125%	11/15/41	$ 1,071,984
3,500,000	3.750	11/15/43	4,592,109
3,830,000	3.625	02/15/44	4,947,283
9,390,000	3.375	05/15/44	11,702,288
3,320,000	3.125	08/15/44	3,982,444
6,400,000	2.875	11/15/46	7,424,000
5,080,000	2.750	11/15/47	5,780,088
1,070,000	2.375	11/15/49	1,139,048
630,000	2.000	02/15/50	618,778

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$9,230,000	0.375%	12/31/25	$ 9,054,053
6,710,000	0.750	03/31/26	6,680,644
1,220,000	0.750	01/31/28	1,187,784
6,660,000	1.125	02/29/28	6,641,269
6,430,000	1.250	03/31/28	6,456,122
12,860,000	3.125	11/15/28	14,547,875
120,000	0.875	11/15/30	114,131
United States Treasury Strip Coupon(f)
6,400,000	0.000	11/15/35	4,856,826
1,300,000	0.000	05/15/36	975,680
6,000,000	0.000	11/15/37	4,328,105

TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,600,088)			$ 96,100,511

Shares	Dividend Rate		Value

Investment Company(g) – 16.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
47,104,777	0.026%		$ 47,104,777
(Cost $47,104,777)

TOTAL INVESTMENTS – 118.9% (Cost $336,003,412)			$344,264,434

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.9)%			(54,691,402)

NET ASSETS – 100.0%			$289,573,032

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $58,815,912 which represents approximately 20.3% of the Fund’s net assets as of June 30, 2021.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,357,638, which represents approximately 0.5% of the Fund’s net assets as of June 30, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	07/21/21	$(4,000,000)	$(4,223,040)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	07/14/21	(2,000,000)	(2,151,717)

TOTAL (Proceeds Receivable: $6,401,367)					$(6,374,757)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	3	09/21/21	$578,062	$5,182
Ultra 10 Year U.S. Treasury Notes	31	09/21/21	4,563,297	76,012
2 Year U.S. Treasury Notes	67	09/30/21	14,761,461	(22,354)
10 Year U.S. Treasury Notes	69	09/21/21	9,142,500	28,233

Total				$87,073

Short position contracts:
5 Year U.S. Treasury Notes	(37)	09/30/21	(4,566,898)	(419)
20 Year U.S. Treasury Bonds	(179)	09/21/21	(28,774,250)	(698,726)

Total				$(699,145)

TOTAL FUTURES CONTRACTS				$(612,072)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$18,560		$660	$6,240	$(5,580)
3M LIBOR(a)	0.500%(b)	09/15/26	150	(c)	(3,843)	(3,046)	(797)
3M LIBOR(a)	2.209(b)	02/25/31	4,980	(c)	68,683	(32,178)	100,861
2.431(b)	3M LIBOR(a)	02/25/36	6,170	(c)	(91,365)	19,712	(111,077)

TOTAL					$(25,865)	$(9,272)	$(16,593)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	BofA Securities LLC	0.632%	12/23/2021	6,130,000	$6,130,000	$14,939	$17,137	$(2,198)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	13,920,000	13,920,000	69,912	100,513	(30,601)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	3,780,000	3,780,000	28,376	33,727	(5,351)

				23,830,000	$23,830,000	$113,227	$151,377	$(38,150)

Puts
6M IRS	JPMorgan Securities, Inc.	0.750	08/10/2021	8,320,000	8,320,000	102,789	42,432	60,357

Total purchased option contracts				32,150,000	$32,150,000	$216,016	$193,809	$22,207

Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(1,990,000)	(1,990,000)	(18,691)	(17,129)	(1,562)
6M IRS	Citibank NA	0.856	11/22/2021	(17,060,000)	(17,060,000)	(51,808)	(58,857)	7,049
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(20,880,000)	(20,880,000)	(52,801)	(83,806)	31,005
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,990,000)	(1,990,000)	(31,040)	(33,699)	2,659

				(41,920,000)	$(41,920,000)	$(154,340)	$(193,491)	$39,151

Puts
6M IRS	JPMorgan Securities, Inc.	0.878	08/10/2021	(8,320,000)	(8,320,000)	(60,613)	(25,792)	(34,821)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(8,320,000)	(8,320,000)	(30,691)	(16,640)	(14,051)

				(16,640,000)	$(16,640,000)	$(91,304)	$(42,432)	$(48,872)

Total written option contracts				(58,560,000)	$(58,560,000)	$(245,644)	$(235,923)	$(9,721)

TOTAL				(26,410,000)	$(26,410,000)	$(29,628)	$(42,114)	$12,486

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 27.4%
Collateralized Mortgage Obligations – 19.9%
Regular Floater(a) – 19.6%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$411,501	0.673%	09/15/37	$ 417,654
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
36,553	0.373	04/15/37	36,666
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
85,867	0.923	06/15/39	87,485
FHLMC REMIC Series 4316, Class FY (1M USD LIBOR + 0.400%)
56,369	0.473	11/15/39	56,369
FHLMC REMIC Series 4477, Class FG (1M USD LIBOR + 0.300%)
1,624,564	0.410	10/15/40	1,618,218
FHLMC REMIC Series 4508, Class CF (1M USD LIBOR + 0.400%)
1,645,482	0.473	09/15/45	1,657,294
FHLMC REMIC Series 4751, Class FA (1M USD LIBOR + 0.250%)
5,253,761	0.323	03/15/39	5,259,867
FHLMC REMIC Series 4936, Class FL (1M USD LIBOR + 0.500%)
1,443,213	0.592	12/25/49	1,452,355
FHLMC REMIC Series 4942, Class FA (1M USD LIBOR + 0.500%)
5,939,711	0.592	01/25/50	5,987,988
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
146,159	0.473	05/15/36	147,223
FHLMC STRIPS Series 350, Class F2 (1M USD LIBOR + 0.350%)
6,451,854	0.460	09/15/40	6,483,212
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
3,531	0.582	11/17/28	3,540
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
135,554	0.592	08/25/36	136,641
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
24,249	0.442	04/25/37	24,344
FNMA REMIC Series 2007-36, Class F (1M USD LIBOR + 0.230%)
491,907	0.322	04/25/37	492,163
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
251,440	0.932	04/25/48	258,286
FNMA REMIC Series 2009-66, Class FP (1M USD LIBOR + 0.900%)
7,522,823	0.992	09/25/39	7,671,017
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
355,133	1.242	09/25/39	364,788
FNMA REMIC Series 2010-123, Class FL (1M USD LIBOR + 0.430%)
676,383	0.522	11/25/40	679,879

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2010-8, Class FE (1M USD LIBOR + 0.790%)
$3,912,310	0.882%	02/25/40	$ 4,006,520
FNMA REMIC Series 2011-110, Class FE (1M USD LIBOR + 0.400%)
786,081	0.492	04/25/41	789,839
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
278,067	0.542	07/25/41	281,441
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
71,458	0.492	09/25/43	71,983
FNMA REMIC Series 2017-45, Class FA (1M USD LIBOR + 0.320%)
4,322,063	0.430	06/25/47	4,311,984
FNMA REMIC Series 2018-60, Class FK(1M USD LIBOR + 0.300%)
3,683,013	0.392	08/25/48	3,688,278
FNMA REMIC Series 2018-72, Class FB (1M USD LIBOR + 0.350%)
5,567,251	0.442	10/25/58	5,591,687

			51,576,721

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
317,229	6.500	05/15/41	370,893

Sequential Floating Rate(a) – 0.2%
FHLMC REMIC Series 3588, Class CW
560,688	2.545	10/15/37	556,410
FNMA REMIC Series 1997-20, Class F
16,483	0.677	03/25/27	16,570

			572,980

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 52,520,594

Commercial Mortgage-Backed Securities(a) – 3.6%
Regular Floater(b) – 0.6%
Commercial Mortgage Pass Through Certificates Series 2021-LBA, Class A (1M USD LIBOR + 0.690%)
$800,000	0.763%	03/15/38	$ 800,249
ONE PARK Mortgage Trust Series 2021-PARK, Class A (1M USD LIBOR + 0.700%)
919,000	0.773	03/15/36	918,705

			1,718,954

Sequential Floating Rate – 3.0%
BX Series 2021-MFM1, Class A(b)(1M USD LIBOR + 0.700%)
100,000	0.773	01/15/34	100,056
Great Wolf Trust Series 2019-WOLF, Class A(b) (1M USD LIBOR + 1.034%)
600,000	1.107	12/15/36	600,633

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
GS Mortgage Securities Corp. Trust Series 2019-SOHO, Class A(b) (1M USD LIBOR + 0.900%)
$670,000	0.973%	06/15/36	$ 670,005
KKR Industrial Portfolio Trust Series 2021-KDIP, Class AKKR Industrial Portfolio Trust Series 2021-KDIP, Class A (b) (1M USD LIBOR + 0.550%)
460,000	0.623	12/15/37	459,856
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
801,052	0.536	06/25/23	802,572
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
495,780	0.456	04/25/24	496,472
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
1,916,244	0.456	05/25/24	1,920,283
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL (1M USD LIBOR + 0.350%)
286,062	0.436	08/25/25	286,133
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
1,373,398	0.586	01/25/26	1,382,776
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
1,213,698	0.576	02/25/26	1,217,164

			7,935,950

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 9,654,904

Federal Agencies – 3.9%
Adjustable Rate FHLMC(a) – 0.6%
(3 Year CMT + 2.541%)
$195,317	3.310%	08/01/28	$ 196,890
(6M CMT + 2.268%)
29,135	2.518	05/01/29	29,648
(COF + 1.250%)
4,400	4.022	06/01/29	4,656
8,180	1.707	04/01/30	8,313
(COF + 1.248%)
6,880	4.384	06/01/30	7,323
(12M MTA + 2.155%)
4,053	3.231	06/01/31	4,239
(12M USD LIBOR + 1.860%)
395,381	2.110	05/01/34	415,308
(12M USD LIBOR + 1.750%)
259,791	2.000	05/01/35	273,737
(3 Year CMT + 2.111%)
4,462	6.188	05/01/35	4,690

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(a) – (continued)
(1 Year CMT + 2.263%)
$503,971	2.495%	01/01/38	$ 532,047

			1,476,851

Adjustable Rate FNMA(a) – 3.1%
(1 Year CMT + 2.000%)
10	6.750	02/01/22	10
(6M USD LIBOR + 1.750%)
3,253	2.000	02/01/23	3,271
(6M USD LIBOR + 1.925%)
20,618	2.175	01/01/24	20,855
35,285	2.175	03/01/24	35,700
(COF + 1.250%)
3,321	3.048	06/01/27	3,419
2,857	4.250	12/01/27	3,027
2,883	4.485	01/01/28	3,072
1,531	1.773	06/01/29	1,553
3,284	2.200	06/01/29	3,383
(1 Year CMT + 2.266%)
303,860	2.362	07/01/33	319,114
(1 Year CMT + 2.360%)
99,180	2.561	11/01/34	104,703
(COF + 1.253%)
1,532	4.008	05/01/36	1,615
(12M USD LIBOR + 1.995%)
470,337	2.380	03/01/37	498,346
(12M MTA + 1.400%)
26,893	1.518	06/01/40	27,602
(12M MTA + 1.200%)
3,319	1.318	02/01/41	3,380
(12M USD LIBOR + 1.737%)
6,567,897	2.129	02/01/41	6,948,380
(12M USD LIBOR + 1.550%)
129,964	2.300	09/01/44	135,672

			8,113,102

Adjustable Rate GNMA(a) – 0.2%
(1 Year CMT + 1.500%)
315,881	2.875	04/20/33	325,240
72,424	2.875	05/20/33	74,570
213,254	2.250	08/20/34	219,708

			619,518

FHLMC – 0.0%
175	7.000	08/01/21	175
7,126	7.000	05/01/22	7,246
11,387	7.000	06/01/22	11,486
228	4.500	05/01/23	235

			19,142

FNMA(a) – 0.0%
(1 Year CMT + 1.500%)
398	2.619	05/20/22	399
15,834	2.468	06/20/24	15,884

			16,283

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – 0.0%
$8,699	7.000%	04/15/26	$ 9,512

UMBS – 0.0%
20	7.000	07/01/21	20
1,087	7.000	11/01/21	1,089
1,567	7.000	12/01/21	1,567
2,857	7.000	01/01/22	2,858
413	7.000	02/01/22	414

			5,948

TOTAL FEDERAL AGENCIES			$ 10,260,356

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $72,309,481)			$ 72,435,854

Asset-Backed Securities – 35.2%
Automotive(a) – 0.6%
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
$1,500,000	0.573%	09/15/25	$ 1,510,950

Collateralized Loan Obligations(b) – 20.2%
AIG CLO Series 2021-1A, Class A(a) (3M USD LIBOR + 1.100%)
2,100,000	1.284	04/22/34	2,102,415
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(a) (3M USD LIBOR + 1.200%)
1,300,000	1.320	07/20/34	1,300,000
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(a) (3M USD LIBOR + 1.150%)
4,000,000	1.350	04/15/34	3,999,992
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A(a) (3M USD LIBOR + 1.050%)
3,600,000	1.234	01/28/31	3,601,678
Apex Credit CLO II LLC Series 2017-2A, Class A(a) (3M USD LIBOR + 1.270%)
2,983,185	1.405	09/20/29	2,983,993
CarVal CLO IV Ltd. Series 2021-1A, Class A1A(a) (-1x 3M USD LIBOR + 1.180%)
2,600,000	1.300	07/20/34	2,600,000
CBAM Ltd. Series 2017-2A, Class AR(a) (3M USD LIBOR + 1.190%)
5,000,000	1.280	07/17/34	5,010,205
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1(a) (3M USD LIBOR + 1.000%)
3,000,000	1.188	01/20/31	3,000,873
Dryden 64 CLO, Ltd. Series 2018-64A Class A(a) (3M USD LIBOR + 0.970%)
5,950,000	1.160	04/18/31	5,950,845

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – (continued)
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(a) (3M USD LIBOR + 0.750%)
$5,200,000	0.934%	04/15/29	$ 5,200,104
Mountain View CLO Series 2013-1A, Class AR(a) (3M USD LIBOR + 1.250%)
748,326	1.438	10/12/30	748,326
OCP CLO Ltd. Series 2014-5A, Class A1R(a) (3M USD LIBOR + 1.080%)
2,600,000	1.256	04/26/31	2,600,692
Octagon Investment Partners 07/34 1 Series 2021-1A, Class A1(a) (3M USD LIBOR + 1.120%)
1,000,000	1.270	07/15/34	1,002,041
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR(a) (3M USD LIBOR + 1.140%)
2,500,000	1.300	07/02/35	2,500,502
Pikes Peak Clo 2 Series 18-2A, Class A(a) (3M USD LIBOR + 1.290%)
6,700,000	1.480	01/18/32	6,702,385
Towd Point Mortgage Trust Series 2016-3, Class A1
54,414	2.250	04/25/56	54,665
Trysail CLO Ltd. Series 2021-1A, Class A1(a) (3M USD LIBOR + 1.320%)
1,400,000	1.461	07/20/32	1,400,294
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R(a) (3M USD LIBOR + 1.170%)
1,750,000	1.344	07/20/32	1,750,460
WhiteHorse X Ltd. Series 2015-10A, Class A1R(a) (3M USD LIBOR + 0.930%)
397,332	1.120	04/17/27	397,372
Zais CLO Ltd. Series 2020-15A, Class A1(a) (3M USD LIBOR + 2.555%)
475,000	2.739	07/28/30	475,408

			53,382,250

Credit Card(a) – 10.9%
American Express Credit Account Master Trust Series 2017-2, Class A (1M USD LIBOR + 0.450%)
3,700,000	0.523	09/16/24	3,709,020
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M USD LIBOR + 0.620%)
8,100,000	0.711	04/22/26	8,213,694
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M USD LIBOR + 0.370%)
4,300,000	0.451	08/08/24	4,316,390
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 (1M USD LIBOR + 0.330%)
960,000	0.423	01/20/25	964,374

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card(a) – (continued)
Discover Card Execution Note Trust Series 2017-A1, Class A1 (1M USD LIBOR + 0.490%)
$375,000	0.563%	07/15/24	$ 375,847
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	0.593	07/15/24	11,245,545

			28,824,870

Student Loan(a) – 3.5%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
674,203	1.242	09/25/40	676,054
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
955,096	0.792	02/25/39	948,060
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
26,911	0.847	08/25/48	26,870
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
933,509	1.197	05/25/34	937,774
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
762,204	1.076	07/25/45	765,060
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
791,006	1.097	02/25/42	786,896
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
250,726	1.126	04/25/38	253,083
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,118,965	1.093	05/20/30	1,119,975
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
231,637	0.792	12/26/31	232,732
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
946,793	0.992	07/01/31	950,358
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
177,127	1.312	10/25/27	177,620
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
401,274	1.022	11/25/42	403,434

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
$392,803	0.926%	04/25/23	$ 388,108
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
204,210	1.876	07/25/23	206,140
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
40,062	1.052	10/01/24	40,088
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,324,105	0.692	02/25/43	1,324,541

			9,236,793

TOTAL ASSET-BACKED SECURITIES (Cost $92,621,720)			$ 92,954,863

Municipal Debt Obligations – 2.8%
Florida – 0.2%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
$635,000	0.500%	12/01/24	$ 632,028

Rhode Island(a)(c) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.000%)
255,657	0.792	10/02/28	255,338

Tennessee – 0.4%
State of Tennessee GO Bonds Taxable (Refunding) Series B
1,015,000	0.386	11/01/23	1,014,687

Utah(a) – 2.1%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.000%)
5,417,725	0.841	12/26/31	5,417,724

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,345,934)			$ 7,319,777

U.S. Treasury Obligations(a) – 18.6%
United States Treasury Floating Rate Note
(3M Treasury money market yield + 0.055%)
$12,500,000	0.105%	07/31/22	$ 12,506,460
(3M Treasury money market yield + 0.055%)
12,500,000	0.105 (d)	10/31/22	12,506,637
(3M Treasury money market yield + 0.049%)
12,000,000	0.099	01/31/23	12,004,215

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – (continued)
United States Treasury Floating Rate Note – (continued)
(3M Treasury money market yield + 0.034%)
$12,000,000	0.084%	04/30/23	$ 12,000,339

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,005,745)			$ 49,017,651

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $221,282,880)			$221,728,145

Short-term Investments – 25.9%
Certificates of Deposit – 11.8%
Australia & New Zealand Banking Group Ltd.(a)(b) (SOFR + 0.120%)
$3,000,000	0.130%	02/28/22	$ 2,999,923
Bank of Montreal(a) (1M USD BSBY + 0.120%)
3,000,000	0.176	12/01/21	2,999,400
Bank of Nova Scotia(a)
(SOFR + 0.180%)
2,500,000	0.190	05/11/22	2,500,777
(SOFR + 0.160%)
2,000,000	0.210	02/28/22	2,000,424
Canadian Imperial Bank of Commerce(a) (3M USD LIBOR + 0.050%)
1,500,000	0.169	06/13/22	1,500,000
Credit Industriel ET Commercial
500,000	0.240	03/24/22	500,263
Credit Suisse AG(a) (SOFR + 0.300%)
2,000,000	0.350	09/17/21	2,000,827
Credit Suisse New York
1,600,000	0.340	11/01/21	1,600,984
Mizuho Bank Ltd.
2,500,000	0.190	02/28/22	2,500,134
MUFG Bank Ltd.
3,000,000	0.220	07/30/21	3,000,400
National Australia Bank Ltd.(a)(b) (FEDL01 + 0.150%)
2,500,000	0.510	05/24/22	2,500,441
Natixis SA(a) (3M USD LIBOR + 0.070%)
2,500,000	0.264	01/05/22	2,500,642
Norinchukin Bank
2,050,000	0.130	08/20/21	2,050,096
Toronto-Dominion Bank(a) (FEDL01 + 0.160%)
2,500,000	0.260	06/20/22	2,501,457

			31,155,768

Commercial Paper – 12.3%
Banque Et Caisse(e)
2,015,000	0.000	10/14/21	2,014,430

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Credit Agricole
$2,500,000	0.130%	09/01/21	$ 2,500,171
Credit Industriel ET Commercial(a) (SOFR + 0.190%)
2,500,000	0.240	12/01/21	2,501,056
Entergy Corp.(e)
2,000,000	0.000	08/23/21	1,999,430
Honeywell International, Inc.(e)
1,545,000	0.000	05/20/22	1,542,761
Keurig Dr Pepper, Inc.(e)
2,000,000	0.000	12/30/21	1,997,550
Macquarie Bank, Ltd.(e)
3,000,000	0.000	08/20/21	2,999,490
National Bank of Canada(e)
3,000,000	0.000	11/15/21	2,998,482
Santander UK PLC(e)
3,000,000	0.000	09/03/21	2,999,393
Skandinaviska Enskilda Banken AG(e)
3,000,000	0.000	03/15/22	2,996,431
Standard Chartered Bank(a) (3M USD LIBOR + 0.060%)
2,500,000	0.222	03/18/22	2,500,000
Sumitomo Mitsui Financial Group, Inc.(e)
3,000,000	0.000	09/14/21	2,999,525
The Charles Schwab Corp.(e)
2,238,000	0.000	08/12/21	2,237,760

			32,286,479

Repurchase Agreements – 1.8%
Citibank N.A
4,800,000	0.060	07/01/21	4,800,000
Maturity Value: $4,800,008
Next Reset Date: 07/01/21
Collateralized by various mortgage obligations, 4.000% to 4.500%, due 04/01/48. The aggregate market value of the collateral, including accrued interest, was $4,944,562.
(Cost $4,800,000)

TOTAL SHORT-TERM INVESTMENTS (Cost $68,237,453)			$ 68,242,247

TOTAL INVESTMENTS – 109.9% (Cost $289,520,333)			$289,970,392

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.9)%			(26,171,091)

NET ASSETS – 100.0%			$263,799,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BSBY	— Bloomberg Short-Term Bank Yield Index
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FEDL01	— Federal Funds Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	2	09/21/21	$321,500	$7,136

Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	09/21/21	(192,688)	(6,363)
2 Year U.S. Treasury Notes	(7)	09/30/21	(1,542,242)	(9)
5 Year U.S. Treasury Notes	(29)	09/30/21	(3,579,461)	12,578
10 Year U.S. Treasury Notes	(28)	09/21/21	(3,710,000)	(9,030)

Total				$(2,824)

TOTAL FUTURES CONTRACTS				$4,312

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$19,400		$691	$6,519	$(5,828)
3M LIBOR(a)	2.209%(b)	02/25/31	3,510	(c)	48,409	(16,631)	65,040
2.431(b)	3M LIBOR(a)	02/25/36	4,330	(c)	(64,119)	9,326	(73,445)

TOTAL					$(15,019)	$(786)	$(14,233)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 93.3%
United States Treasury Bonds
$610,000	2.375%	11/15/49	$ 649,364
United States Treasury Inflation Indexed Bonds
1,909,764	1.000	02/15/49	2,567,637
United States Treasury Inflation Indexed Bonds
14,946,283	2.125	02/15/40	22,253,312
19,600,361	1.375	02/15/44	27,012,898
17,233,304	0.750	02/15/45	21,218,988
10,826,700	1.000	02/15/48	14,425,606
5,127,350	0.125	02/15/51	5,623,080
United States Treasury Inflation Indexed Notes
6,912,544	0.125	01/15/31	7,609,425
United States Treasury Inflation Indexed Notes
33,427,185	0.125	01/15/23	34,915,109
53,246,071	0.500	04/15/24	57,396,603
32,154,540	0.125	10/15/24	34,660,093
2,254,400	0.250	01/15/25	2,440,503
30,904,939	0.125	04/15/25	33,367,326
15,311,152	0.375	07/15/25	16,820,180
3,988,816	0.625	01/15/26	4,431,907
18,277,622	0.125	07/15/26	20,026,965
17,794,364	0.375	01/15/27	19,707,303
19,099,850	0.375	07/15/27	21,311,584
14,178,916	0.500	01/15/28	15,900,446
19,155,436	0.750	07/15/28	21,987,617
46,522,960	0.875	01/15/29	53,849,877
8,245,546	0.250	07/15/29	9,174,900
15,202,980	0.125	07/15/30	16,778,729
United States Treasury Notes
5,500,000	0.750	03/31/26	5,475,938
6,950,000	3.125	11/15/28	7,862,188
6,250,000	1.625	05/15/31	6,347,656

TOTAL U.S. TREASURY OBLIGATIONS (Cost $451,407,672)			$483,815,234

Shares	Dividend Rate	Value

Investment Company(a) – 5.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,080,157	0.026%	$ 27,080,157
(Cost $27,080,157)

TOTAL INVESTMENTS – 98.5% (Cost $478,487,829)		$510,895,391

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		7,834,854

NET ASSETS – 100.0%		$518,730,245

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	29	09/21/21	$5,587,938	$166,588
2 Year U.S. Treasury Notes	4	09/30/21	881,281	20
5 Year U.S. Treasury Notes	262	09/30/21	32,338,578	11,658

Total				$178,266

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(3)	09/21/21	(441,609)	(6,943)
10 Year U.S. Treasury Notes	(71)	09/21/21	(9,407,500)	(10,383)
20 Year U.S. Treasury Bonds	(51)	09/21/21	(8,198,250)	(184,128)

Total				$(201,454)

TOTAL FUTURES CONTRACTS				$(23,188)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	3M LIBOR(a)	02/20/24	$13,700		$211,797	$63	$211,734
0.000(b)	3M LIBOR(b)	07/25/24	51,300		1,827	17,232	(15,405)
2.104(a)	3M LIBOR(a)	12/14/24	10,000		292,029	66	291,963
2.007(a)	3M LIBOR(a)	02/07/26	6,300		246,032	55	245,977
3M LIBOR(b)	0.500%(c)	09/15/26	210	(d)	(5,380)	(4,265)	(1,115)
0.750(c)	3M LIBOR(b)	09/15/28	12,240	(d)	422,314	430,263	(7,949)
3M LIBOR(a)	2.103(a)	02/07/29	6,300		(259,341)	73	(259,414)
3M LIBOR(b)	2.209(c)	02/25/31	19,200	(d)	264,800	(81,422)	346,222
2.431(c)	3M LIBOR(b)	02/25/36	23,650	(d)	(350,209)	37,021	(387,230)

TOTAL					$823,869	$399,086	$424,783

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	BofA Securities LLC	0.632	12/23/2021	5,450,000	$5,450,000	$13,282	$15,236	$(1,954)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	10,090,000	10,090,000	50,676	72,858	(22,182)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	3,340,000	3,340,000	25,073	29,801	(4,728)
6M IRS	JPMorgan Securities, Inc.	0.750	08/10/2021	6,040,000	6,040,000	74,621	30,804	43,817

Total purchased option contracts				24,920,000	$24,920,000	$163,652	$148,699	$14,953

Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(1,770,000)	(1,770,000)	(16,625)	(15,236)	(1,389)
6M IRS	Citibank NA	0.856	11/22/2021	(12,890,000)	(12,890,000)	(39,145)	(44,471)	5,326
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(15,140,000)	(15,140,000)	(38,286)	(60,767)	22,481
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,760,000)	(1,760,000)	(27,452)	(29,804)	2,352

				(31,560,000)	$(31,560,000)	$(121,508)	$(150,278)	$28,770

Puts
6M IRS	JPMorgan Securities, Inc.	0.878	08/10/2021	(6,040,000)	(6,040,000)	(44,003)	(18,724)	(25,279)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(6,040,000)	(6,040,000)	(22,280)	(12,080)	(10,200)

				(12,080,000)	$(12,080,000)	$(66,283)	$(30,804)	$(35,479)

Total written option contracts				(43,640,000)	$(43,640,000)	$(187,791)	$(181,082)	$(6,709)

TOTAL				(18,720,000)	$(18,720,000)	$(24,139)	$(32,383)	$8,244

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 35.4%
Collateralized Mortgage Obligations – 2.0%
Regular Floater(a) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
$208,688	0.442%	04/25/37	$ 209,506

Sequential Fixed Rate – 2.0%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(b)
344,781	3.250	04/25/38	342,825
FHLMC REMIC Series 1980, Class Z
170,345	7.000	07/15/27	190,354
FHLMC REMIC Series 2019, Class Z
131,792	6.500	12/15/27	146,733
FHLMC REMIC Series 2755, Class ZA
375,528	5.000	02/15/34	419,236
FHLMC REMIC Series 3530, Class DB
772,872	4.000	05/15/24	798,136
FHLMC REMIC Series 4246, Class PT
70,723	6.500	02/15/36	82,246
FHLMC REMIC Series 4273, Class PD
639,065	6.500	11/15/43	755,712
FHLMC REMIC Series 4619, Class NA
2,004,548	3.000	03/15/44	2,126,824
FHLMC REMIC Series 4663, Class KA
595,297	3.500	11/15/42	595,233
FNMA REMIC Series 2012-111, Class B
238,175	7.000	10/25/42	285,682
FNMA REMIC Series 2012-153, Class B
828,846	7.000	07/25/42	1,014,552
FNMA REMIC Series 2015-30, Class EA
3,876,226	3.000	05/25/45	4,113,593
GNMA REMIC Series 2019-35, Class A
6,883,599	4.000	12/20/48	7,385,702

			18,256,828

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 18,466,334

Commercial Mortgage-Backed Securities – 1.5%
Sequential Fixed Rate – 1.5%
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
$14,019,236	2.991%	09/25/21	$ 14,035,654

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 31.9%
Adjustable Rate FHLMC(a) – 0.2%
(1 Year CMT + 2.250%)
$503,272	2.423%	06/01/35	$ 530,226
(12M USD LIBOR + 1.610%)
1,040,579	2.231	11/01/44	1,088,384
(12M USD LIBOR + 1.772%)
104,508	2.223	06/01/42	109,868
(12M USD LIBOR + 1.840%)
249,799	2.222	11/01/34	263,451
(12M USD LIBOR + 2.000%)
10,131	2.500	11/01/36	10,740
(12M USD LIBOR + 2.330%)
32,888	2.613	05/01/36	34,752
(6M USD LIBOR + 2.055%)
13,322	2.305	10/01/36	14,059

			2,051,480

Adjustable Rate FNMA(a) – 0.5%
(1 Year CMT + 2.095%)
55,522	2.239	10/01/35	58,773
(1 Year CMT + 2.220%)
264,780	2.595	06/01/34	278,372
(1 Year CMT + 2.287%)
250,611	2.412	02/01/34	263,873
(12M MTA + 2.158%)
401,441	2.344	07/01/36	420,157
(12M MTA + 2.590%)
144,674	2.682	06/01/36	152,935
(12M USD LIBOR + 1.225%)
6,915	1.725	01/01/33	7,154
(12M USD LIBOR + 1.325%)
159,084	1.649	04/01/35	165,572
(12M USD LIBOR + 1.413%)
76,065	1.774	05/01/35	79,438
(12M USD LIBOR + 1.460%)
33,620	1.835	02/01/35	35,198
(12M USD LIBOR + 1.506%)
61,775	1.881	02/01/35	64,697
(12M USD LIBOR + 1.610%)
92,526	1.993	03/01/35	97,286
(12M USD LIBOR + 1.660%)
109,617	2.160	10/01/34	115,188
(12M USD LIBOR + 1.664%)
111,669	2.164	10/01/34	117,402
(12M USD LIBOR + 1.695%)
131,587	1.945	05/01/34	138,308
(12M USD LIBOR + 1.720%)
311,431	2.034	05/01/34	327,328
85,618	2.095	03/01/35	90,263
51,190	2.095	04/01/35	53,995
308,018	2.095	03/01/36	324,033
(12M USD LIBOR + 1.734%)
388,526	2.327	07/01/37	410,259
(12M USD LIBOR + 1.755%)
26,709	2.380	07/01/32	27,991
(12M USD LIBOR + 1.800%)
309,782	2.175	05/01/33	326,118

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(12M USD LIBOR + 1.820%)
$3,764	2.320%	12/01/46	$ 4,017
(12M USD LIBOR + 1.916%)
299,432	2.776	06/01/36	315,754
(12M USD LIBOR + 1.935%)
25,540	2.310	11/01/36	27,137
81,872	2.395	11/01/36	86,989
(12M USD LIBOR + 1.958%)
481,740	2.208	04/01/36	511,860
(6M USD LIBOR + 2.250%)
42,039	2.500	08/01/33	44,061
(COF + 1.250%)
356,729	4.596	08/01/33	386,535
(COF + 1.841%)
16,852	2.218	08/01/29	17,052

			4,947,745

Adjustable Rate GNMA(a) – 0.2%
(1 Year CMT + 1.500%)
87,559	2.875	05/20/34	90,245
197,319	2.250	07/20/34	203,259
186,715	2.250	08/20/34	192,366
1,207,792	2.250	09/20/34	1,244,839
162,066	2.125	10/20/34	167,125
192,834	2.125	12/20/34	198,683

			2,096,517

FHLMC – 0.5%
5,817	7.000	04/01/22	5,843
228	4.500	05/01/23	235
4,513	7.500	01/01/31	5,314
20,326	4.500	07/01/33	22,658
587,053	4.500	08/01/33	654,422
1,220,551	4.500	09/01/33	1,360,631
108,531	4.500	10/01/33	120,987
2,988	4.500	04/01/34	3,330
2,325	4.500	04/01/35	2,600
1,279	4.500	07/01/35	1,430
4,889	4.500	08/01/35	5,467
26,386	4.500	09/01/35	29,478
6,326	4.500	10/01/35	7,074
995	4.500	12/01/35	1,109
797	4.500	05/01/36	891
73,147	4.500	01/01/38	81,795
1,382	4.500	04/01/38	1,538
410	4.500	05/01/38	457
4,415	4.500	06/01/38	4,937
113,624	4.500	09/01/38	126,711
2,114	4.500	01/01/39	2,351
65,549	4.500	02/01/39	72,889
28,972	4.500	03/01/39	32,132
6,651	4.500	04/01/39	7,376
168,192	4.500	05/01/39	186,535
516,535	4.500	06/01/39	572,864
14,091	4.500	07/01/39	15,628
21,993	4.500	08/01/39	24,392

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$33,219	4.500%	09/01/39		$ 36,842
6,112	4.500	10/01/39		6,778
11,022	4.500	11/01/39		12,224
21,275	4.500	12/01/39		23,594
20,137	4.500	01/01/40		22,332
5,249	4.500	02/01/40		5,820
13,815	4.500	04/01/40		15,315
23,206	4.500	05/01/40		25,721
30,124	4.500	06/01/40		33,389
22,899	4.500	07/01/40		25,380
20,915	4.500	08/01/40		23,181
12,749	4.500	09/01/40		14,131
5,815	4.500	10/01/40		6,445
8,965	4.500	02/01/41		9,937
18,563	4.500	03/01/41		20,581
45,014	4.500	04/01/41		49,905
42,893	4.500	05/01/41		47,556
87,163	4.500	06/01/41		96,635
6,540	4.500	07/01/41		7,250
214,165	4.500	08/01/41		237,439
228,783	4.500	09/01/41		253,580
13,185	4.500	12/01/41		14,618
178,214	4.500	03/01/42		197,581

				4,537,308

FNMA – 0.4%
3,348,699	4.110	07/01/21		3,348,303
91,876	7.500	10/01/37		108,878

				3,457,181

GNMA – 16.1%
18,000,000	2.000	TBA-30yr	(c)	18,337,957
1,152	6.500	01/15/32		1,256
4,914	6.500	02/15/32		5,559
3,918	6.500	08/15/34		4,565
9,329	6.500	05/15/35		10,981
2,603	6.500	06/15/35		3,038
7,242	6.500	07/15/35		8,531
2,797	6.500	08/15/35		3,305
5,768	6.500	09/15/35		6,783
2,237	6.500	10/15/35		2,641
9,168	6.500	11/15/35		10,834
6,062	6.500	12/15/35		7,149
21,998	6.500	01/15/36		25,899
24,598	6.500	02/15/36		29,080
14,213	6.500	03/15/36		16,735
39,292	6.500	04/15/36		46,007
62,610	6.500	05/15/36		73,871
46,199	6.500	06/15/36		54,511
158,012	6.500	07/15/36		185,798
171,618	6.500	08/15/36		202,069
352,088	6.500	09/15/36		416,153
129,895	6.500	10/15/36		153,098
179,806	6.500	11/15/36		212,875
79,330	6.500	12/15/36		93,308
42,272	6.500	01/15/37		49,822
14,665	6.500	02/15/37		17,226
9,811	6.500	03/15/37		11,607
20,938	6.500	04/15/37		24,566
5,117	6.500	05/15/37		5,897
11,834	6.500	08/15/37		13,901

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$38,396	6.500%	09/15/37		$ 44,853
51,113	6.500	10/15/37		61,457
17,123	6.500	11/15/37		19,889
13,690	6.500	05/15/38		16,136
44,096	6.000	11/15/38		51,764
2,713	6.500	01/15/39		3,141
10,625	6.500	02/15/39		12,457
4,605,847	4.500	08/20/47		5,004,054
113,771	4.500	02/20/48		123,261
272,395	4.500	05/20/48		294,434
1,393,667	4.500	09/20/48		1,499,786
10,682,189	5.000	09/20/48		11,516,293
417,393	5.000	10/20/48		450,049
9,251	5.000	11/20/48		9,956
3,818,325	4.500	12/20/48		4,094,750
9,610,887	5.000	12/20/48		10,339,564
800,056	4.500	01/20/49		857,225
5,194,129	5.000	01/20/49		5,586,314
69,659	5.000	03/20/49		74,859
33,277	5.000	05/20/49		35,717
1,295,023	5.000	06/20/49		1,390,578
1,782,272	3.000	09/20/49		1,862,771
165,950	5.000	11/20/49		178,156
1,906,967	5.000	12/20/49		2,080,907
475,584	5.000	07/20/50		516,015
62,000,000	2.500	TBA-30yr	(c)	64,164,054
19,000,000	4.000	TBA-30yr	(c)	20,059,442

				150,382,904

UMBS – 6.1%
79,353	5.500	09/01/23		81,629
263,905	5.000	10/01/23		287,896
23,796	5.500	10/01/23		24,538
287,859	5.000	08/01/24		314,520
226,894	4.500	11/01/36		251,458
69,787	4.500	02/01/39		77,635
74,309	4.500	04/01/39		82,369
5,243	4.500	08/01/39		5,837
5,377	4.500	05/01/41		5,842
244,713	4.500	08/01/41		271,780
106,505	4.500	10/01/41		118,035
7,440,730	4.500	05/01/48		8,003,309
387,693	5.000	05/01/48		423,606
5,299,765	4.500	07/01/48		5,757,268
7,031,263	4.500	08/01/48		7,616,544
7,226,420	4.500	10/01/48		7,890,741
154,152	5.000	10/01/48		168,809
1,295,299	4.500	11/01/48		1,390,300
2,140,089	4.500	12/01/48		2,296,635
1,352,159	5.000	02/01/49		1,479,445
719,455	4.500	04/01/49		772,728
12,584	5.000	04/01/49		13,750
216,445	5.000	07/01/49		240,701
355,078	5.000	08/01/49		387,785
2,862,423	5.000	10/01/49		3,122,506
14,998,506	4.500	12/01/50		16,114,936

				57,200,602

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(c) – 7.9%
	$50,000,000	2.000%	TBA-30yr	$ 50,520,270
	22,000,000	4.500	TBA-30yr	23,696,385

				74,216,655

TOTAL FEDERAL AGENCIES				$ 298,890,392

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $331,185,539)				$ 331,392,380

Agency Debentures – 20.9%
FHLB
	$1,800,000	5.375%	08/15/24	$ 2,069,514
	44,850,000	0.500	04/14/25	44,584,936
FHLMC
	50,330,000	0.375	04/20/23	50,451,799
	17,820,000	0.375	09/23/25	17,550,918
FNMA
	5,200,000	6.250	05/15/29	7,080,996
	16,080,000	7.125	01/15/30	23,427,434
Tennessee Valley Authority
	49,850,000	0.750	05/15/25	49,898,853

TOTAL AGENCY DEBENTURES (Cost $191,849,047)				$ 195,064,450

U.S. Treasury Obligations – 61.3%
United States Treasury Bonds(d)
	$7,370,000	3.750%	11/15/43	$ 9,669,670
	410,000	3.375	05/15/44	510,962
	10,000	3.000	11/15/45	11,819
	200,000	2.875	11/15/46	232,000
	110,000	3.000	02/15/48	131,055
	380,000	3.375	11/15/48	484,975
	780,000	2.000	02/15/50	766,106
United States Treasury Notes
	12,690,000	1.750	09/30/22	12,945,783
	134,050,000	0.125	12/31/22	133,955,747
	187,239,000	0.125	02/28/23	187,026,894
	350,000	2.750	04/30/23	366,146
	106,970,000	2.750	05/31/23	112,109,575

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$380,000	2.875	%(d)	11/30/23	$ 403,275
7,100,000	2.625		12/31/23	7,501,594
620,000	3.000		09/30/25	678,706
11,270,000	0.375		12/31/25	11,055,166
4,500,000	2.625		12/31/25	4,864,570
11,100,000	0.500		02/28/26	10,932,633
11,570,000	0.750		03/31/26	11,519,381
10,530,000	0.750	(d)	04/30/26	10,477,350
630,000	1.375	(d)	08/31/26	644,864
11,010,000	1.125		02/29/28	10,979,034
11,340,000	1.250		03/31/28	11,386,069
11,090,000	1.250		04/30/28	11,128,122
United States Treasury Strip Coupon(d)(e)
28,900,000	0.000		11/15/35	21,931,605
2,800,000	0.000		05/15/36	2,101,465

TOTAL U.S. TREASURY OBLIGATIONS (Cost $569,977,768)				$ 573,814,566

TOTAL INVESTMENTS – 117.6% (Cost $1,093,012,354)				$1,100,271,396

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.6)%				(164,641,188)

NET ASSETS – 100.0%				$ 935,630,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $176,778,108 which represents approximately 18.9% of the Fund’s net assets as of June 30, 2021.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	4.500%	TBA-30yr	07/14/21	$(15,000,000)	$(16,137,876)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	07/14/21	(3,000,000)	(3,286,476)

TOTAL (Proceeds Receivable: $(19,401,602))					$(19,424,352)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,635	09/30/21	$360,223,710	$(633,089)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(55)	09/21/21	(10,597,812)	(245,593)
Ultra 10 Year U.S. Treasury Notes	(191)	09/21/21	(28,115,797)	(506,240)
5 Year U.S. Treasury Notes	(1,400)	09/30/21	(172,801,563)	511,266
10 Year U.S. Treasury Notes	(434)	09/21/21	(57,505,000)	(179,450)
20 Year U.S. Treasury Bonds	(342)	09/21/21	(54,976,500)	(1,326,227)

Total				$(1,746,244)

TOTAL FUTURES CONTRACTS				$(2,379,333)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$15,560		$554	$5,086	$(4,532)
3M LIBOR(a)	2.209%(b)	02/25/31	15,520	(c)	214,047	(98,891)	312,938
2.431(b)	3M LIBOR(a)	02/25/36	17,940	(c)	(265,655)	56,033	(321,688)

TOTAL					$(51,054)	$(37,772)	$(13,282)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 68.9%
Advertising(a)(b) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,985,000	6.250%		06/15/25	$ 2,104,100

Aerospace & Defense(a) – 1.6%
Howmet Aerospace, Inc.
1,265,000	6.875		05/01/25	1,465,819
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,403,500
The Boeing Co.
5,375,000	1.167		02/04/23	5,395,048
11,850,000	4.875		05/01/25	13,281,480
5,400,000	2.600		10/30/25	5,620,266

				35,166,113

Agriculture(a) – 0.4%
Archer-Daniels-Midland Co.
1,250,000	2.750		03/27/25	1,331,712
BAT International Finance PLC
8,000,000	1.668		03/25/26	8,009,920

				9,341,632

Airlines(a) – 0.1%
Delta Air Lines, Inc.
1,960,000	3.800		04/19/23	2,031,050

Automotive – 2.8%
American Axle & Manufacturing, Inc.(a)
3,490,000	6.250		04/01/25	3,607,788
Clarios Global LP(a)(b)
2,538,000	6.750		05/15/25	2,712,488
Clarios Global LP/Clarios US Finance Co.(a)(b)
120,000	8.500		05/15/27	130,800
Ford Motor Co.(a)
56,000	9.000		04/22/25	69,006
Ford Motor Credit Co. LLC
1,500,000	3.813		10/12/21	1,511,244
1,580,000	2.979	(a)	08/03/22	1,601,744
600,000	4.140	(a)	02/15/23	621,790
650,000	3.096		05/04/23	665,443
285,000	4.375		08/06/23	300,629
250,000	4.687	(a)	06/09/25	270,575

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Co.
$6,064,000	5.400%		10/02/23	$ 6,675,615
General Motors Financial Co, Inc.
9,400,000	1.050		03/08/24	9,456,870
8,800,000	1.500	(a)	06/10/26	8,753,624
General Motors Financial Co., Inc.
1,450,000	4.200		11/06/21	1,469,242
6,500,000	3.550		07/08/22	6,706,180
846,000	3.700	(a)	05/09/23	888,435
2,450,000	1.700		08/18/23	2,499,539
1,100,000	3.950	(a)	04/13/24	1,185,140
Navistar International Corp.(a)(b)
850,000	9.500		05/01/25	910,563
The Goodyear Tire & Rubber Co.(a)
3,235,000	9.500		05/31/25	3,619,156
Volkswagen Group of America Finance LLC(b)
2,325,000	2.900		05/13/22	2,373,383
3,775,000	0.750		11/23/22	3,787,042
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	974,250

				60,790,546

Banks – 20.1%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,584,500
Banco Santander SA
1,800,000	3.848		04/12/23	1,902,744
2,600,000	2.706		06/27/24	2,736,838
1,600,000	2.746		05/28/25	1,685,920
Bank of America Corp.
4,345,000	4.200		08/26/24	4,769,072
9,025,000	4.000		01/22/25	9,899,522
12,575,000	3.950		04/21/25	13,808,230
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	11,401,390
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,252,233
(SOFR + 0.910%)
15,175,000	0.981	(a)(c)	09/25/25	15,157,245
Banque Federative du Credit Mutuel SA(b)
2,800,000	3.750		07/20/23	2,983,932
5,475,000	0.650		02/27/24	5,463,010

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a)(c)
(3M USD LIBOR + 1.380%)
$2,550,000	1.536%		05/16/24	$ 2,597,099
(3M USD LIBOR + 1.400%)
2,625,000	4.610		02/15/23	2,691,544
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,996,076
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,802,788
BNP Paribas SA(b)
1,650,000	3.500		03/01/23	1,730,883
10,000,000	4.375		09/28/25	11,076,500
(SOFR + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,376,689
BPCE SA(b)
2,921,000	4.000		09/12/23	3,133,269
850,000	2.375		01/14/25	884,961
(SOFR + 1.520%)
3,675,000	1.652	(a)(c)	10/06/26	3,690,067
CIT Bank NA(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,102,311
CIT Group, Inc.(a)
125,000	4.750		02/16/24	135,313
(SOFR + 3.827%)
5,210,000	3.929	(c)	06/19/24	5,490,037
Citigroup, Inc.
5,065,000	3.500		05/15/23	5,338,713
1,525,000	3.875		03/26/25	1,673,703
1,375,000	4.400		06/10/25	1,536,054
1,800,000	4.600		03/09/26	2,050,344
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,845,512
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,113,489
(SOFR + 0.686%)
3,700,000	0.776	(a)(c)	10/30/24	3,708,732
(SOFR + 2.842%)
11,250,000	3.106	(a)(c)	04/08/26	12,035,700
Citizens Bank NA(a)
2,075,000	2.250		04/28/25	2,168,064
Cooperatieve Rabobank UA
11,550,000	3.950		11/09/22	12,089,731
3,150,000	4.625		12/01/23	3,442,792
2,700,000	2.625	(b)	07/22/24	2,844,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA
$5,700,000	4.375%		03/17/25	$ 6,278,151
Credit Suisse AG
9,400,000	6.500	(b)	08/08/23	10,391,888
675,000	2.950		04/09/25	723,310
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
2,100,000	4.207		06/12/24	2,236,290
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	9,827,712
Credit Suisse Group Funding Guernsey Ltd.
1,450,000	3.800		09/15/22	1,507,768
Danske Bank A/S(a)(b)
2,625,000	1.226		06/22/24	2,653,245
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
1,525,000	2.222		09/18/24	1,565,931
Discover Bank
2,750,000	4.200		08/08/23	2,961,667
Fifth Third Bancorp(a)
1,550,000	1.625		05/05/23	1,580,969
690,000	2.375		01/28/25	723,092
First Horizon Corp.(a)
2,735,000	3.550		05/26/23	2,875,169
1,500,000	4.000		05/26/25	1,654,530
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
1,300,000	1.155		05/18/24	1,316,939
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	8,790,985
ING Groep NV
1,525,000	4.100		10/02/23	1,643,615
5,000,000	4.625	(b)	01/06/26	5,699,700
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,766,150
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.730%)
7,490,000	3.559		04/23/24	7,898,280
(3M USD LIBOR + 0.890%)
350,000	3.797		07/23/24	372,638
(3M USD LIBOR + 1.000%)
2,950,000	4.023		12/05/24	3,183,935
(SOFR + 0.420%)
5,150,000	0.563		02/16/25	5,117,864
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	9,085,644
(SOFR + 1.455%)
4,975,000	1.514		06/01/24	5,068,978

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)(c) – (continued)
(SOFR + 1.850%)
$6,360,000	2.083%		04/22/26	$ 6,576,812
Lloyds Banking Group PLC
4,400,000	4.050		08/16/23	4,716,052
1,525,000	4.500		11/04/24	1,685,644
(1 Year CMT + 1.100%)
3,275,000	1.326	(a)(c)	06/15/23	3,301,593
(3M USD LIBOR + 1.249%)
1,375,000	2.858	(a)(c)	03/17/23	1,398,169
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
2,100,000	1.340		01/12/27	2,080,575
Mitsubishi UFJ Financial Group, Inc.
6,950,000	3.407		03/07/24	7,444,701
3,025,000	1.412		07/17/25	3,057,549
Mizuho Financial Group, Inc.(a)(c) (SOFR + 1.252%)
4,000,000	1.241		07/10/24	4,053,400
Morgan Stanley, Inc.
1,125,000	4.875		11/01/22	1,190,239
6,250,000	4.100		05/22/23	6,650,812
2,150,000	3.875		04/29/24	2,337,437
5,000,000	5.000		11/24/25	5,767,000
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,471,941
(SOFR + 0.466%)
4,950,000	0.560	(a)(c)	11/10/23	4,955,445
(SOFR + 0.720%)
4,025,000	0.985	(a)(c)	12/10/26	3,965,349
(SOFR + 0.745%)
2,125,000	0.864	(a)(c)	10/21/25	2,124,809
(SOFR + 1.990%)
10,675,000	2.188	(a)(c)	04/28/26	11,088,443
(SOFR + 5.255%)
3,700,000	0.790	(a)(c)	05/30/25	3,685,385
Natwest Group PLC
3,454,000	6.000		12/19/23	3,867,433
(1 Year CMT + 2.150%)
1,325,000	2.359	(a)(c)	05/22/24	1,365,360
(3M USD LIBOR + 1.550%)
2,525,000	4.519	(a)(c)	06/25/24	2,710,688
(3M USD LIBOR + 1.762%)
1,175,000	4.269	(a)(c)	03/22/25	1,274,993
NatWest Markets PLC(b)
5,000,000	3.625		09/29/22	5,199,950
2,375,000	2.375		05/21/23	2,458,838
Regions Financial Corp.(a)
2,184,000	3.800		08/14/23	2,328,996

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
$9,700,000	1.089%		03/15/25	$ 9,737,151
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.780%)
2,275,000	0.991		01/12/25	2,269,654
(1 Year CMT + 1.170%)
3,175,000	1.319		10/14/23	3,202,241
(3M USD LIBOR + 1.080%)
4,050,000	3.885		03/15/24	4,256,388
(3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,300,589
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,947,157
4,275,000	0.948		01/12/26	4,222,417
Sumitomo Mitsui Trust Bank Ltd.(b)
6,925,000	0.800		09/12/23	6,965,788
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	216,725
380,000	5.250	(b)	02/05/25	376,865
530,000	6.500	(b)	01/08/26	541,263
UBS AG(b)
6,300,000	0.450		02/09/24	6,266,295
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,030,700
Wells Fargo & Co.
6,063,000	4.480		01/16/24	6,636,802
4,526,000	3.750	(a)	01/24/24	4,867,713
(SOFR + 2.000%)
7,200,000	2.188	(a)(c)	04/30/26	7,474,968
Wells Fargo Bank NA(a)(c) (3M USD LIBOR + 0.650%)
2,000,000	2.082		09/09/22	2,006,820

				430,201,326

Beverages – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
9,900,000	3.650		02/01/26	10,944,450
Constellation Brands, Inc.
3,025,000	2.650	(a)	11/07/22	3,107,462
800,000	3.200	(a)	02/15/23	833,248
8,181,000	4.250		05/01/23	8,724,218

				23,609,378

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology – 0.4%
Gilead Sciences, Inc.(a)
$950,000	0.750%		09/29/23	$ 950,693
(3M USD LIBOR + 0.520%)
2,925,000	0.666	(c)	09/29/23	2,927,194
Royalty Pharma PLC(b)
3,700,000	0.750		09/02/23	3,711,063

				7,588,950

Building Materials(a) – 0.8%
Carrier Global Corp.
15,325,000	2.242		02/15/25	15,943,823
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,768,866
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	130,469
Summit Materials LLC/Summit Materials Finance Corp.(b)
115,000	6.500		03/15/27	121,325

				17,964,483

Chemicals – 1.3%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	963,396
DuPont de Nemours, Inc.(a)
6,800,000	4.205		11/15/23	7,361,816
International Flavors & Fragrances, Inc.(b)
1,075,000	0.697		09/15/22	1,076,064
5,225,000	1.230	(a)	10/01/25	5,197,046
Methanex Corp.(a)
3,500,000	4.250		12/01/24	3,705,625
OCI NV(a)(b)
1,161,000	4.625		10/15/25	1,211,794
Sasol Financing International Ltd.
400,000	4.500		11/14/22	410,000
Sasol Financing USA LLC(a)
450,000	5.875		03/27/24	479,475
The Chemours Co.(a)
4,150,000	7.000		05/15/25	4,284,875
The Sherwin-Williams Co.(a)
35,000	2.750		06/01/22	35,681
Tronox, Inc.(a)(b)
1,985,000	6.500		05/01/25	2,104,100

				26,829,872

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.0%
Global Payments, Inc.(a)
$3,800,000	3.750%		06/01/23	$ 3,999,158
3,175,000	1.200		03/01/26	3,148,330
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,547,468
2,475,000	3.625		05/01/24	2,657,086
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5,000,000	5.250		04/15/24	5,343,750
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,155,063

				21,850,855

Computers(a) – 2.1%
Dell International LLC/EMC Corp.
10,827,000	5.450		06/15/23	11,744,588
4,775,000	4.000		07/15/24	5,190,616
10,665,000	5.850		07/15/25	12,516,871
Hewlett Packard Enterprise Co.
800,000	4.400		10/15/22	834,944
475,000	2.250		04/01/23	488,718
4,998,000	4.450		10/02/23	5,408,036
3,100,000	1.450		04/01/24	3,152,204
700,000	4.650		10/01/24	778,078
(3M USD LIBOR + 0.720%)
3,525,000	0.914	(c)	10/05/21	3,525,458
NetApp, Inc.
1,300,000	1.875		06/22/25	1,337,505

				44,977,018

Distribution & Wholesale(a)(b) – 0.2%
Performance Food Group, Inc.
3,020,000	6.875		05/01/25	3,220,075

Diversified Financial Services – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,500,000	4.125		07/03/23	1,590,675
640,000	6.500		07/15/25	750,419
Air Lease Corp.
1,975,000	3.500		01/15/22	2,007,588

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp. – (continued)
$5,000,000	2.625	%(a)	07/01/22	$ 5,093,900
2,375,000	2.250		01/15/23	2,436,964
3,586,000	2.750	(a)	01/15/23	3,698,851
1,500,000	2.300	(a)	02/01/25	1,549,440
1,100,000	3.375	(a)	07/01/25	1,180,872
5,175,000	1.875	(a)	08/15/26	5,179,761
Ally Financial, Inc.
1,975,000	4.125		02/13/22	2,019,437
1,300,000	4.625		05/19/22	1,348,321
12,175,000	1.450	(a)	10/02/23	12,366,756
Aviation Capital Group LLC(a)(b)
1,725,000	1.950		01/30/26	1,724,966
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	1,048,514
3,925,000	5.500		01/15/23	4,168,546
1,075,000	3.950		07/01/24	1,146,144
2,075,000	2.875		02/15/25	2,137,686
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
3,775,000	2.014		01/27/23	3,809,352
Capital One Financial Corp.
1,700,000	2.600	(a)	05/11/23	1,765,314
600,000	3.500		06/15/23	634,440
850,000	3.900	(a)	01/29/24	917,176
620,000	3.300	(a)	10/30/24	667,988
(3M USD LIBOR + 0.720%)
1,475,000	0.906	(a)(c)	01/30/23	1,487,080
GE Capital Funding LLC(a)
3,600,000	3.450		05/15/25	3,914,100
GE Capital International Funding Co.
10,000,000	3.373		11/15/25	10,909,900
Intercontinental Exchange, Inc.(a)(c) (3M USD LIBOR + 0.650%)
6,975,000	0.769		06/15/23	6,978,697
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,215,950
Jefferies Group LLC
3,325,000	5.125		01/20/23	3,555,456

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
LD Holdings Group LLC(a)(b)
$1,120,000	6.500%		11/01/25	$ 1,142,400
Nasdaq, Inc.(a)
4,625,000	0.445		12/21/22	4,624,167
Navient Corp.
915,000	5.500		01/25/23	964,181
OneMain Finance Corp.
4,285,000	5.625		03/15/23	4,568,881
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	942,219
PennyMac Financial Services, Inc.(a)(b)
2,160,000	5.375		10/15/25	2,273,400
Synchrony Financial(a)
5,240,000	2.850		07/25/22	5,363,297
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,085,178

				107,268,016

Electrical – 3.0%
Ameren Corp.(a)
1,250,000	2.500		09/15/24	1,316,663
Avangrid, Inc.(a)
1,375,000	3.200		04/15/25	1,478,262
Berkshire Hathaway Energy Co.(a)
1,225,000	4.050		04/15/25	1,360,228
Dominion Energy, Inc.
2,125,000	2.715	(d)	08/15/21	2,131,056
5,800,000	2.450	(b)	01/15/23	5,971,912
525,000	3.071	(d)	08/15/24	556,946
8,375,000	1.450	(a)	04/15/26	8,437,142
DTE Energy Co.
825,000	0.550		11/01/22	826,749
645,000	2.250		11/01/22	660,267
3,375,000	1.050	(a)	06/01/25	3,369,499
Emera US Finance LP(b)
5,775,000	0.833		06/15/24	5,752,535
Entergy Corp.(a)
2,800,000	0.900		09/15/25	2,766,596
Florida Power & Light Co.(a)(c) (3M USD LIBOR + 0.380%)
1,850,000	0.564		07/28/23	1,850,333

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
ITC Holdings Corp.(a)
$4,050,000	2.700%	11/15/22	$ 4,164,210
NextEra Energy Capital Holdings, Inc.(a)
2,625,000	3.150	04/01/24	2,792,265
NRG Energy, Inc.(a)(b)
4,525,000	3.750	06/15/24	4,818,718
Pacific Gas & Electric Co.(a)
5,575,000	1.750	06/16/22	5,573,718
PPL Electric Utilities Corp.(a)(c) (3M USD LIBOR + 0.250%)
1,975,000	0.396	09/28/23	1,975,039
Public Service Enterprise Group, Inc.(a)
975,000	2.875	06/15/24	1,034,222
2,075,000	0.800	08/15/25	2,051,034
Southern Power Co.(a)
1,450,000	0.900	01/15/26	1,425,176
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550	07/15/24	3,507,875

			63,820,445

Electrical Components & Equipment(a)(b) – 0.1%
Wesco Distribution, Inc.
2,845,000	7.125	06/15/25	3,069,044

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
200,000	3.850	03/29/26	205,000

			205,000

Entertainment(a)(b) – 0.2%
Banijay Entertainment SASU
930,000	5.375	03/01/25	961,388
Caesars Entertainment, Inc.
1,895,000	6.250	07/01/25	2,003,962
Caesars Resort Collection LLC/CRC Finco, Inc.
1,975,000	5.750	07/01/25	2,078,687

			5,044,037

Environmental(a) – 0.3%
GFL Environmental, Inc.(b)
3,880,000	3.750	08/01/25	3,981,850
Republic Services, Inc.
2,900,000	2.500	08/15/24	3,046,189

			7,028,039

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
$3,630,000	3.250%		03/15/26	$ 3,684,450
110,000	7.500		03/15/26	120,450
B&G Foods, Inc.(a)
2,050,000	5.250		04/01/25	2,106,375
General Mills, Inc.(c) (3M USD LIBOR + 1.010%)
2,175,000	1.200		10/17/23	2,207,516
Lamb Weston Holdings, Inc.(a)(b)
1,930,000	4.625		11/01/24	1,992,725
Mondelez International, Inc.(a)
2,325,000	1.500		05/04/25	2,364,269
Smithfield Foods, Inc.(a)(b)
2,350,000	2.650		10/03/21	2,358,131
Sysco Corp.(a)
1,000,000	5.650		04/01/25	1,159,800
The JM Smucker Co.
275,000	3.000		03/15/22	279,774
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	937,510
US Foods, Inc.(a)(b)
1,055,000	6.250		04/15/25	1,119,619

				18,330,619

Forest Products & Paper(b) – 0.2%
Georgia-Pacific LLC
3,775,000	0.625		05/15/24	3,764,354

Gaming – 0.3%
Champion Path Holdings Ltd.(a)
1,230,000	4.500		01/27/26	1,279,200
MGM Resorts International
625,000	7.750		03/15/22	653,125
2,040,000	6.750	(a)	05/01/25	2,180,250
1,181,000	5.750	(a)	06/15/25	1,300,576

				5,413,151

Gas(a) – 0.5%
NiSource, Inc.
11,050,000	0.950		08/15/25	10,966,572

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – (continued)
The East Ohio Gas Co.(b)
$575,000	1.300%		06/15/25	$ 578,393

				11,544,965

Healthcare Providers & Services – 0.8%
Aetna, Inc.(a)
2,950,000	2.800		06/15/23	3,070,478
Centene Corp.(a)
1,900,000	4.250		12/15/27	2,004,367
DH Europe Finance II S.a.r.l.(a)
650,000	2.200		11/15/24	678,724
HCA, Inc.
3,384,000	5.875		05/01/23	3,675,870
1,330,000	5.375		02/01/25	1,499,575
Indigo Merger Sub, Inc.(a)(b)
929,000	2.875		07/15/26	940,613
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,449,712
Stryker Corp.(a)
1,275,000	1.150		06/15/25	1,282,063
Tenet Healthcare Corp.
500,000	6.750		06/15/23	543,750

				16,145,152

Household Products(a) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	116,565

Insurance – 1.2%
American International Group, Inc.
275,000	4.875		06/01/22	286,308
1,875,000	4.125		02/15/24	2,041,537
2,000,000	2.500	(a)	06/30/25	2,109,900
Athene Global Funding(b)
1,715,000	2.800		05/26/23	1,786,447
5,600,000	1.200		10/13/23	5,663,168
1,875,000	0.950		01/08/24	1,880,419
1,725,000	1.450		01/08/26	1,725,034
Equitable Financial Life Global Funding(b)
1,550,000	1.400		07/07/25	1,565,330

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Great-West Lifeco US Finance 2020 LP(a)(b)
$2,000,000	0.904%	08/12/25	$ 1,978,780
Protective Life Global Funding(b)
5,450,000	0.473	01/12/24	5,417,845
Reliance Standard Life Global Funding II(b)
1,025,000	2.150	01/21/23	1,048,411

			25,503,179

Internet – 1.6%
eBay, Inc.(a)
4,825,000	1.400	05/10/26	4,837,545
Expedia Group, Inc.(a)
14,850,000	3.600	12/15/23	15,777,828
1,675,000	4.500	08/15/24	1,834,628
1,790,000	5.000	02/15/26	2,042,658
iQIYI, Inc.
530,000	3.750	12/01/23	529,470
Netflix, Inc.
3,265,000	5.875	02/15/25	3,766,994
Uber Technologies, Inc.(a)(b)
4,340,000	7.500	05/15/25	4,681,775

			33,470,898

Investment Companies – 0.0%
Huarong Finance 2019 Co. Ltd.
380,000	3.750	05/29/24	279,300
Huarong Finance II Co. Ltd.
270,000	5.500	01/16/25	197,100

			476,400

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
345,000	2.400	06/15/25	361,343

Lodging(a) – 0.1%
Fortune Star BVI Ltd.
200,000	5.950	10/19/25	210,225
Marriott International, Inc.
1,650,000	3.600	04/15/24	1,758,158

			1,968,383

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
$125,000	9.000%		04/01/26	$ 135,313

Machinery-Diversified(a) – 0.4%
Husky III Holding Ltd.(b)(e) (PIK 13.750%, Cash 13.000%)
1,104,000	13.000		02/15/25	1,195,080
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	4,157,640
(3M USD LIBOR + 0.450%)
3,000,000	0.644	(c)	04/05/23	2,998,770

				8,351,490

Media – 2.9%
AMC Networks, Inc.(a)
4,486,000	4.750		08/01/25	4,592,543
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
4,575,000	4.000		03/01/23	4,615,031
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,650,000	4.464		07/23/22	1,707,965
2,900,000	4.500		02/01/24	3,158,738
8,925,000	4.908		07/23/25	10,119,879
(3M USD LIBOR + 1.650%)
1,275,000	1.826	(c)	02/01/24	1,310,687
Comcast Corp.(a)
6,950,000	3.100		04/01/25	7,497,382
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,173,000
4,120,000	5.250		06/01/24	4,459,900
DISH DBS Corp.
410,000	5.875		07/15/22	427,425
5,065,000	5.875		11/15/24	5,425,881
Fox Corp.(a)
3,150,000	4.030		01/25/24	3,412,553
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	124,200
The Walt Disney Co.
1,650,000	3.350		03/24/25	1,794,375
Time Warner Cable LLC(a)
1,448,000	4.000		09/01/21	1,448,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Time Warner Entertainment Co. LP
$9,179,000	8.375%	03/15/23	$ 10,371,719

			61,639,278

Mining(a) – 0.3%
Glencore Funding LLC(b)
625,000	3.000	10/27/22	643,150
4,200,000	1.625	09/01/25	4,251,366
Vedanta Resources Finance II PLC(b)
340,000	8.950	03/11/25	333,200
Vedanta Resources Ltd.
200,000	6.125	08/09/24	167,225

			5,394,941

Miscellaneous Manufacturing – 0.1%
General Electric Co.
1,000,000	2.700	10/09/22	1,027,760
Hillenbrand, Inc.(a)
890,000	5.750	06/15/25	950,075
Parker-Hannifin Corp.(a)
625,000	2.700	06/14/24	658,813

			2,636,648

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,460,000	2.634	05/17/26	1,478,075
1,130,000	3.798	05/17/31	1,164,352

			2,642,427

Office(a)(b) – 0.1%
Xerox Holdings Corp.
2,065,000	5.000	08/15/25	2,178,575

Oil Field Services – 1.9%
Canadian Natural Resources Ltd.(a)
1,400,000	2.950	01/15/23	1,450,540
1,875,000	2.050	07/15/25	1,928,419
Cenovus Energy, Inc.(a)
2,185,000	3.000	08/15/22	2,230,033
Continental Resources, Inc.(a)
4,375,000	3.800	06/01/24	4,615,625
Devon Energy Corp.(a)(b)
120,000	5.250	09/15/24	133,734

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Exxon Mobil Corp.(a)
$1,850,000	2.992%		03/19/25	$ 1,984,976
Marathon Petroleum Corp.(a)
4,338,000	4.500		05/01/23	4,627,909
4,200,000	4.750		12/15/23	4,582,284
Nabors Industries, Inc.
14,000	4.625		09/15/21	14,000
Occidental Petroleum Corp.(a)(c) (3M USD LIBOR + 1.450%)
4,855,000	1.606		08/15/22	4,836,794
Petroleos Mexicanos(a)(b)
210,000	6.875		10/16/25	231,682
Phillips 66(a)
3,200,000	0.900		02/15/24	3,203,200
Pioneer Natural Resources Co.
2,450,000	0.550		05/15/23	2,451,568
2,050,000	0.750	(a)	01/15/24	2,049,897
Suncor Energy, Inc.
3,375,000	2.800		05/15/23	3,507,874
Transocean Sentry Ltd.(a)(b)
1,746,047	5.375		05/15/23	1,707,372
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875		04/01/26	125,700

				39,681,607

Packaging(a)(b) – 0.5%
Berry Global, Inc.
5,500,000	0.950		02/15/24	5,511,330
3,200,000	1.570		01/15/26	3,204,128
Silgan Holdings, Inc.
1,925,000	1.400		04/01/26	1,905,057

				10,620,515

Pharmaceuticals – 3.1%
AbbVie, Inc.
3,875,000	3.375		11/14/21	3,919,253
5,975,000	5.000	(a)	12/15/21	6,031,762
5,190,000	2.300		11/21/22	5,327,327
7,800,000	3.850	(a)	06/15/24	8,457,228
23,400,000	2.600	(a)	11/21/24	24,683,256

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Americas, Inc.(a)(b)
$110,000	9.250%		04/01/26	$ 119,350
Bausch Health Cos., Inc.(a)(b)
712,000	6.125		04/15/25	728,020
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	1.129		12/15/23	4,206,025
Becton Dickinson & Co.(a)
1,200,000	3.363		06/06/24	1,285,596
5,800,000	3.734		12/15/24	6,317,418
CVS Health Corp.(a)
365,000	2.625		08/15/24	385,396
Elanco Animal Health, Inc.
1,375,000	4.912		08/27/21	1,384,459
500,000	5.272	(a)	08/28/23	539,465
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
2,175,000	7.875		09/01/25	2,359,875
McKesson Corp.(a)
675,000	2.700		12/15/22	693,002

				66,437,432

Pipelines(a) – 2.5%
Enbridge, Inc.
2,725,000	2.900		07/15/22	2,789,283
2,000,000	4.000		10/01/23	2,135,780
Energy Transfer LP
10,075,000	3.600		02/01/23	10,453,215
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500		11/01/23	160,791
EQM Midstream Partners LP
1,265,000	4.750		07/15/23	1,318,763
Kinder Morgan, Inc.(b)
4,550,000	5.625		11/15/23	5,009,049
MPLX LP
2,050,000	3.500		12/01/22	2,129,766
2,530,000	4.500		07/15/23	2,707,808
1,225,000	4.875		12/01/24	1,372,049
8,300,000	1.750		03/01/26	8,394,371
(3M USD LIBOR + 1.100%)
1,600,000	1.223	(c)	09/09/22	1,600,896

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
NGPL PipeCo LLC(b)
$410,000	4.875%		08/15/27	$ 469,585
NuStar Logistics LP
4,470,000	5.750		10/01/25	4,849,950
Plains All American Pipeline LP/PAA Finance Corp.
4,125,000	2.850		01/31/23	4,233,941
Sabine Pass Liquefaction LLC
4,275,000	6.250		03/15/22	4,385,808
225,000	5.625		04/15/23	241,821
The Williams Cos., Inc.
2,025,000	3.600		03/15/22	2,059,547

				54,312,423

Real Estate(a) – 0.3%
China SCE Group Holdings Ltd.
350,000	5.950		09/29/24	350,875
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
4,065,000	7.625		06/15/25	4,410,525
Sunac China Holdings Ltd.
200,000	6.500		01/10/25	195,790
Yuzhou Group Holdings Co. Ltd.
200,000	6.000		10/25/23	175,225
200,000	7.700		02/20/25	170,600

				5,303,015

Real Estate Investment Trust – 2.0%
American Tower Corp.
4,000,000	3.000		06/15/23	4,189,760
1,875,000	0.600		01/15/24	1,871,625
1,325,000	3.375	(a)	05/15/24	1,417,657
1,150,000	2.400	(a)	03/15/25	1,202,003
1,400,000	1.300	(a)	09/15/25	1,403,066
Crown Castle International Corp.(a)
1,750,000	1.350		07/15/25	1,762,093
8,300,000	4.450		02/15/26	9,370,119
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)
4,830,000	5.625		05/01/24	5,222,438
National Retail Properties, Inc.(a)
435,000	3.900		06/15/24	470,004

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Simon Property Group LP(a)
$726,000	2.750%		06/01/23	$ 753,704
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,650,139
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,472,446
VEREIT Operating Partnership LP(a)
4,265,000	4.600		02/06/24	4,651,537
VICI Properties LP/VICI Note Co., Inc.(a)(b)
4,590,000	3.500		02/15/25	4,687,538
WP Carey, Inc.(a)
285,000	4.600		04/01/24	311,710
230,000	4.000		02/01/25	250,810

				41,686,649

Retailing(a) – 1.2%
1011778 BC ULC/New Red Finance, Inc.(b)
320,000	4.250		05/15/24	323,600
7-Eleven, Inc.(b)
3,300,000	0.625		02/10/23	3,301,914
3,200,000	0.800		02/10/24	3,192,704
1,425,000	0.950		02/10/26	1,398,923
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,809,922
Lowe’s Cos, Inc.
7,825,000	4.000		04/15/25	8,661,649
Nordstrom, Inc.
2,650,000	4.000		10/15/21	2,653,312
3,000,000	2.300	(b)	04/08/24	3,007,500
Yum! Brands, Inc.(b)
1,875,000	7.750		04/01/25	2,039,062

				26,388,586

Savings & Loans(a)(b)(c) – 0.3%
Nationwide Building Society
(3M USD LIBOR + 1.064%)
3,206,000	3.766		03/08/24	3,366,652
(3M USD LIBOR + 1.181%)
2,075,000	3.622		04/26/23	2,127,643

				5,494,295

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
$9,580,000	3.625%	01/15/24	$ 10,233,356
Broadcom, Inc.(a)
5,250,000	3.625	10/15/24	5,688,323
6,625,000	4.700	04/15/25	7,456,173
Microchip Technology, Inc.
1,800,000	2.670	09/01/23	1,874,412
NXP B.V./NXP Funding LLC(b)
1,600,000	3.875	09/01/22	1,659,728
2,440,000	4.625	06/01/23	2,622,048
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
250,000	2.700	05/01/25	263,575
Skyworks Solutions, Inc.(a)
2,425,000	1.800	06/01/26	2,459,265

			32,256,880

Software(a) – 1.0%
Fidelity National Information Services, Inc.
4,025,000	1.150	03/01/26	3,993,202
Fiserv, Inc.
1,950,000	3.800	10/01/23	2,086,909
6,300,000	2.750	07/01/24	6,643,224
Infor, Inc.(b)
1,025,000	1.450	07/15/23	1,037,423
1,075,000	1.750	07/15/25	1,097,607
Oracle Corp.
2,825,000	2.500	04/01/25	2,967,465
PTC, Inc.(b)
2,085,000	3.625	02/15/25	2,144,944
Roper Technologies, Inc.
975,000	2.350	09/15/24	1,021,420
The Dun & Bradstreet Corp.(b)
1,067,000	10.250	02/15/27	1,171,033

			22,163,227

Telecommunication Services – 4.1%
AT&T, Inc.(a)
1,850,000	4.450	04/01/24	2,021,421
11,320,000	3.950	01/15/25	12,500,336
5,150,000	3.400	05/15/25	5,611,594

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CommScope Technologies LLC(a)(b)
$112,000	6.000%		06/15/25	$ 114,240
CommScope, Inc.(a)
750,000	5.500		03/01/24	772,500
1,110,000	5.500	(b)	03/01/24	1,143,300
Level 3 Financing, Inc.(a)
1,925,000	5.375		05/01/25	1,963,500
Lumen Technologies, Inc(a)
1,005,000	7.500		04/01/24	1,129,369
Qwest Corp.
650,000	6.750		12/01/21	666,192
SoftBank Group Corp.(a)
400,000	5.125		09/19/27	421,500
Sprint Communications, Inc.
770,000	6.000		11/15/22	815,237
Sprint Corp.
1,000,000	7.250		09/15/21	1,015,000
2,840,000	7.875		09/15/23	3,223,400
T-Mobile USA, Inc.(a)
9,750,000	4.000		04/15/22	9,945,000
21,574,000	3.500		04/15/25	23,313,641
5,450,000	1.500		02/15/26	5,488,150
2,614,000	2.250		02/15/26	2,629,457
Telecom Italia SpA(b)
5,615,000	5.303		05/30/24	6,134,955
Verizon Communications, Inc.(a)
9,000,000	0.850		11/20/25	8,890,110

				87,798,902

Toys/Games/Hobbies(a)(b) – 0.0%
Mattel, Inc.
125,000	5.875		12/15/27	136,094

Transportation(a) – 0.1%
United Parcel Service, Inc.
1,925,000	3.900		04/01/25	2,131,399

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,910,845

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – (continued)
SMBC Aviation Capital Finance DAC
$1,200,000	3.550%	04/15/24	$ 1,276,392

			6,187,237

TOTAL CORPORATE OBLIGATIONS (Cost $1,451,787,293)			$1,472,781,921

Mortgage-Backed Obligations – 18.1%
Collateralized Mortgage Obligations – 2.7%
Interest Only(f) – 1.1%
FHLMC REMIC Series 3852, Class SW(c) (-1x 1M USD LIBOR + 6.000%)
$423,454	5.927%	05/15/41	$ 62,809
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
354,157	5.977	03/15/44	56,976
FHLMC REMIC Series 4320, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
2,415	6.027	07/15/39	438
FHLMC REMIC Series 4468, Class SY(c) (-1x 1M USD LIBOR + 6.100%)
607,827	6.027	05/15/45	108,813
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
397,885	5.927	05/15/46	69,601
FHLMC REMIC Series 4905, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
817,394	6.009	08/25/49	149,296
FHLMC REMIC Series 4929, Class SC(c) (-1X 1M USD LIBOR + 6.050%)
750,274	5.959	10/25/48	116,859
FHLMC REMIC Series 4980, Class KI
8,249,739	4.500	06/25/50	1,184,709
FHLMC REMIC Series 4991, Class IE
4,141,403	5.000	07/25/50	557,566
FHLMC REMIC Series 4998, Class GI
5,050,478	4.000	08/25/50	781,817
FHLMC REMIC Series 5009, Class DI
2,476,657	2.000	09/25/50	248,549
FHLMC REMIC Series 5012, Class DI
1,014,001	4.000	09/25/50	156,751
FHLMC REMIC Series 5020, Class IH
2,318,341	3.000	08/25/50	283,194

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC STRIPS Series 304, Class C45
$4,893	3.000%	12/15/27	$ 259
FNMA REMIC Series 2010-135, Class AS(c) (-1x 1M USD LIBOR + 5.950%)
109,984	5.859	12/25/40	18,511
FNMA REMIC Series 2016-1, Class SJ(c) (-1x 1M USD LIBOR + 6.150%)
557,593	6.059	02/25/46	99,658
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
670,348	6.009	05/25/47	125,806
FNMA REMIC Series 2017-86, Class SB(c) (-1x 1M USD LIBOR + 6.150%)
490,193	6.059	11/25/47	90,568
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
2,943,322	2.500	03/25/48	186,880
FNMA REMIC Series 2020-49, Class IO
607,167	4.000	07/25/50	90,784
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
4,214,025	6.009	07/25/50	810,025
FNMA REMIC Series 2020-60, Class KI
2,660,809	2.000	09/25/50	267,030
FNMA REMIC Series 2020-60, Class NI
941,707	4.000	09/25/50	145,575
FNMA REMIC Series 2020-62, Class GI
4,248,489	4.000	06/25/48	707,043
GNMA REMIC Series 2020-61, Class SW(c) (-1X 1M USD LIBOR + 6.050%)
4,010,861	5.957	08/20/49	581,917
GNMA REMIC Series 2013-124, Class CS(c) (-1x 1M USD LIBOR + 6.050%)
367,978	5.957	08/20/43	73,824
GNMA REMIC Series 2013-152, Class TS(c) (-1x 1M USD LIBOR + 6.100%)
136,164	6.007	06/20/43	25,760
GNMA REMIC Series 2014-117, Class SJ(c) (-1x 1M USD LIBOR + 5.600%)
1,042,122	5.507	08/20/44	184,648
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
332,055	6.007	10/20/43	36,702

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2014-162, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
$140,904	5.507%	11/20/44	$ 21,001
GNMA REMIC Series 2015-111, Class IM
466,771	4.000	08/20/45	54,149
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
248,167	6.157	09/20/45	45,495
GNMA REMIC Series 2015-95, Class GI
8,130	4.500	07/16/45	1,476
GNMA REMIC Series 2016-109, Class IH
1,229,567	4.000	10/20/45	135,076
GNMA REMIC Series 2016-27, Class IA
178,097	4.000	06/20/45	15,850
GNMA REMIC Series 2017-112, Class SJ(c) (-1x 1M USD LIBOR + 5.660%)
261,855	5.567	07/20/47	37,661
GNMA REMIC Series 2018-105, Class SC(c) (-1x 1M USD LIBOR + 6.200%)
213,373	6.107	08/20/48	31,044
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
598,939	6.107	09/20/48	109,128
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
575,974	6.107	09/20/48	90,660
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
600,663	6.057	10/20/48	82,676
GNMA REMIC Series 2018-147, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
3,117,750	6.107	10/20/48	517,356
GNMA REMIC Series 2018-72, Class IB
7,323	4.000	04/20/46	966
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
623,324	5.957	01/20/49	90,621
GNMA REMIC Series 2019-110, Class PS(c) (-1X 1M USD LIBOR + 6.050%)
5,469,895	5.957	09/20/49	948,511
GNMA REMIC Series 2019-110, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
662,611	6.007	09/20/49	101,698

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2019-110, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
$647,433	6.007%	09/20/49	$ 85,964
GNMA REMIC Series 2019-128, Class IO
1,074,719	4.000	10/20/49	129,359
GNMA REMIC Series 2019-129, Class AI
92,157	3.500	10/20/49	10,906
GNMA REMIC Series 2019-151, Class IA
122,216	3.500	12/20/49	14,076
GNMA REMIC Series 2019-151, Class NI
2,679,959	3.500	10/20/49	237,740
GNMA REMIC Series 2019-153, Class EI
19,203,605	4.000	12/20/49	2,569,594
GNMA REMIC Series 2019-153, Class SC(c) (-1X 1M USD LIBOR + 6.050%)
500,034	5.957	12/20/49	78,548
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
1,369,339	3.697	02/20/49	109,359
GNMA REMIC Series 2019-4, Class SJ(c) (-1x 1M USD LIBOR + 6.050%)
544,549	5.957	01/20/49	87,077
GNMA REMIC Series 2019-52, Class SK(c) (-1x 1M USD LIBOR + 6.050%)
1,123,680	5.957	04/20/49	148,169
GNMA REMIC Series 2019-69, Class S(c) (-1x 1M USD LIBOR + 3.270%)
1,662,957	3.177	06/20/49	110,743
GNMA REMIC Series 2019-78, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
292,138	6.007	06/20/49	42,420
GNMA REMIC Series 2019-97, Class SC(c) (-1x 1M USD LIBOR + 6.100%)
496,385	6.007	08/20/49	71,330
GNMA REMIC Series 2020-11, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
8,647,562	5.957	01/20/50	1,362,109
GNMA REMIC Series 2020-146, Class IM
553,726	2.500	10/20/50	68,345
GNMA REMIC Series 2020-146, Class KI
5,779,021	2.500	10/20/50	582,094
GNMA REMIC Series 2020-151, Class MI
9,048,422	2.500	10/20/50	1,096,601

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2020-173, Class AI
$1,802,602	2.500%	11/20/50	$ 123,894
GNMA REMIC Series 2020-21, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
2,172,285	5.957	02/20/50	359,991
GNMA REMIC Series 2020-51, Class ID
1,163,641	3.500	04/20/50	119,889
GNMA REMIC Series 2020-55, Class AS(c) (-1x 1M USD LIBOR + 6.050%)
13,711,907	5.957	04/20/50	2,346,036
GNMA REMIC Series 2020-55, Class IO
10,946,422	3.500	04/20/50	1,359,069
GNMA REMIC Series 2020-61, Class GI
4,566,293	5.000	05/20/50	489,656
GNMA REMIC Series 2020-78, Class DI
4,428,984	4.000	06/20/50	529,792
GNMA REMIC Series 2020-79, Class AI
353,472	4.000	06/20/50	38,998
GNMA Series 2019-111, Class AS(c) (-1X 1M USD LIBOR + 6.150%)
3,152,880	6.057	01/20/49	431,464
GNMA Series 2019-78, Class SA(c) (-1X 1M USD LIBOR + 6.050%)
5,619,303	5.957	06/20/49	841,376
GNMA Series 2020-55, Class PI
1,207,925	3.500	04/20/50	149,972

			23,100,307

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF(1M USD LIBOR + 0.350%)
12,492	0.442	04/25/37	12,541

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 4619, Class NA
1,119,486	3.000	03/15/44	1,187,774
FHLMC REMIC Series 4630, Class MC
816,762	4.000	08/15/54	870,713
FHLMC REMIC Series 4649, Class ML
5,631,226	4.000	11/15/54	5,999,328
FNMA REMIC Series 2012-111, Class B
15,618	7.000	10/25/42	18,733
FNMA REMIC Series 2012-153, Class B
51,481	7.000	07/25/42	63,015

			8,139,563

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – 1.2%
Bellemeade Re Ltd. Series 2021-2A, Class M1B(SOFR30A + 1.500%)
$1,400,000	1.510%	06/25/31	$ 1,397,481
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1 (1M USD LIBOR + 2.500%)
1,130,000	2.592	02/25/50	1,130,624
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
2,005,000	1.942	02/25/50	2,020,451
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1 (1M USD LIBOR + 5.100%)
605,000	5.192	06/25/50	633,289
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2 (1M USD LIBOR + 3.750%)
1,453,980	3.842	08/25/50	1,469,606
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
2,710,000	4.818	10/25/50	2,855,709
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR30A + 2.800%)
1,902,000	2.818	10/25/50	1,928,952
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1 (SOFR30A + 3.000%)
2,415,000	3.018	12/25/50	2,428,013
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
1,722,045	3.242	09/25/50	1,740,995
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1 (SOFR30A + 3.000%)
3,530,000	3.018	08/25/33	3,510,963
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (SOFR30A + 2.050%)
2,510,000	2.067	12/25/33	2,517,376
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class B1 (SOFR30A + 4.000%)
1,268,000	4.018	11/25/50	1,319,598
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
3,190,000	2.618	11/25/50	3,242,097
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
149,171	3.750	05/28/52	158,732

			26,353,886

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 57,606,297

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.9%
Sequential Fixed Rate(b) – 0.6%
BANK Series 2017-BNK9, Class D
$700,000	2.800%	11/15/54	$ 633,977
BANK Series 2018-BK15, Class D
1,170,000	3.000	11/15/61	1,079,978
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
1,200,000	2.500	11/15/52	1,031,957
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	09/15/50	1,382,380
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
884,000	2.500	03/15/53	762,362
JPMBD Commercial Mortgage Series 2017-C7, Class D
980,000	3.000	10/15/50	891,811
Morgan Stanley Capital I Trust Series 2018-L1, Class D
2,200,000	3.000	10/15/51	2,069,482
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D
1,000,000	3.000	07/15/50	947,007
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D
1,748,000	3.401	03/15/50	1,704,203
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	01/15/60	847,474
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D
1,100,000	2.500	02/15/53	985,983

			12,336,614

Sequential Floating Rate – 0.3%
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C(c)
1,200,000	4.909	02/10/49	1,236,196
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C(c)
1,949,000	4.514	09/15/48	2,068,884
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(b)(c)
1,000,000	3.360	06/10/50	938,386
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(b)(c)
550,000	4.282	07/15/50	555,440
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(b)
500,000	3.060	10/15/48	480,109

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(b)(c)
$2,319,000	3.263%	12/15/59	$ 2,139,749

			7,418,764

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 19,755,378

Federal Agencies – 14.5%
GNMA – 6.2%
$35,000,000	2.000%	TBA-30yr(g)	$ 35,657,139
2,544,054	4.500	08/20/47	2,764,005
450,005	5.000	03/20/48	488,261
309,482	5.000	08/20/48	333,889
763,731	4.500	09/20/48	821,885
1,067,222	5.000	11/20/48	1,148,470
2,141,817	4.500	12/20/48	2,296,872
4,737,832	5.000	12/20/48	5,097,044
3,958,321	4.500	01/20/49	4,241,171
6,492,661	5.000	01/20/49	6,982,892
2,298,677	4.500	03/20/49	2,459,880
653,512	5.000	03/20/49	702,294
59,336	5.000	04/20/49	63,723
96,239	5.000	08/20/49	104,473
1,257,127	4.500	10/20/49	1,341,691
2,425,246	5.000	12/20/49	2,646,460
138,588	5.000	02/20/50	151,229
63,000,000	2.500	TBA-30yr(g)	65,198,958

			132,500,336

UMBS – 3.4%
10,171	5.000	12/01/22	10,376
10,531	5.000	05/01/23	11,489
12,582	5.000	03/01/25	13,761
8,400	5.000	11/01/26	9,321
7,968	5.000	07/01/27	8,759
968,210	5.000	01/01/48	1,062,441
476,320	5.000	04/01/48	520,430
6,812,527	4.500	05/01/48	7,347,833
20,529	5.000	06/01/48	22,528
825,783	4.500	10/01/48	886,993
729,033	5.000	10/01/48	796,925
796,066	5.000	10/01/48	869,787
9,954,414	4.500	11/01/48	10,693,050
1,486,674	5.000	11/01/48	1,624,391
267,992	4.500	12/01/48	287,417
646,171	5.000	12/01/48	709,075
870,847	4.500	01/01/49	934,853
3,194,681	4.500	02/01/49	3,430,234
14,017,939	4.500	03/01/49	15,046,581
285,258	5.000	03/01/49	312,113
1,554,286	5.000	03/01/49	1,700,853
38,123	5.000	04/01/49	41,644
779,187	5.000	04/01/49	851,811

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$7,341	5.000%	07/01/49	$ 8,030
331,345	5.000	09/01/49	362,642
682,518	5.000	10/01/49	748,077
1,371,768	5.000	11/01/49	1,496,623
198,105	5.000	01/01/50	216,538
54,462	5.000	03/01/50	59,493
1,471,951	5.000	04/01/50	1,612,899
575,117	5.000	07/01/50	628,721
18,998,108	4.500	12/01/50	20,412,253

			72,737,941

UMBS, 30 Year, Single Family – 4.9%
34,000,000	4.500	TBA-30yr	36,621,686
28,000,000	2.000	TBA-30yr(g)	28,291,351
37,000,000	3.500	TBA-30yr(g)	38,942,481

			103,855,518

TOTAL FEDERAL AGENCIES			$ 309,093,795

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $383,994,866)			$ 386,455,470

Asset-Backed Securities – 9.5%
Automotive – 1.1%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%	09/15/26	$ 3,948,402
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
2,785,000	2.900	04/15/26	2,957,436
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
2,200,000	0.560	03/20/25	2,202,467
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
5,400,000	0.660	03/20/25	5,412,512
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
7,175,000	0.390	04/22/24	7,177,708
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
1,400,000	0.500	08/20/25	1,401,932

			23,100,457

Collateralized Loan Obligations(b)(c) – 7.9%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
7,600,000	1.320	07/20/34	7,600,000
Apex Credit CLO II LLC Series 2020-1A, Class A1N (3M USD LIBOR + 1.570%)
5,000,000	1.758	10/20/31	5,009,000
Barings CLO Ltd. IV Series 2020-4A, Class D1 (3M USD LIBOR + 3.700%)
2,250,000	3.924	01/20/32	2,259,754

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
$2,614,073	1.123%	09/15/35	$ 2,614,078
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
1,825,000	2.762	01/15/32	1,787,679
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
3,500,000	4.472	01/15/32	3,432,537
Crown City CLO I Series 2020-1A, Class A1 (3M USD LIBOR + 2.050%)
2,500,000	2.238	07/20/30	2,501,018
Crown City CLO II Series 2020-2A, Class C (3M USD LIBOR + 3.820%)
2,000,000	4.066	01/20/32	2,000,690
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
276,755	1.434	07/15/26	276,763
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2 (3M USD LIBOR + 1.750%)
3,000,000	1.911	04/15/34	2,995,581
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,250,000	2.048	07/20/31	5,268,622
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
17,500,000	1.636	11/30/32	17,566,885
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	1.538	01/20/33	3,502,950
ICG US CLO 2016-1 Ltd. Series 2016-1A, Class CRR (3M USD LIBOR + 3.650%)
2,000,000	3.835	04/29/34	1,999,970
Jamestown CLO XVI Ltd. Series 2021-16A, Class A(3M USD LIBOR + 1.200%)
3,000,000	1.340	07/25/34	3,000,000
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
2,209,770	1.182	06/15/36	2,210,463
LCM 26, Ltd. Series 2026-A, Class A1 (3M USD LIBOR + 1.070%)
8,400,000	1.258	01/20/31	8,401,168
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
4,143,097	1.228	10/20/27	4,143,639
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
16,200,000	0.934	04/15/29	16,200,324

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
$2,200,000	3.921%	01/19/34	$ 2,220,445
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
6,000,000	1.488	04/20/33	6,004,722
MidOcean Credit CLO VI Series 2016-6A, Class D1R (3M USD LIBOR + 3.520%)
3,800,000	3.712	04/20/33	3,753,716
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
4,171,053	1.466	07/22/30	4,171,228
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
3,000,000	1.281	12/21/29	3,000,456
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
3,700,000	4.084	07/15/29	3,700,348
Ozlm Ltd. Series 2015-14A, Class CRR(a) (3M USD LIBOR + 3.390%)
5,400,000	3.790	07/15/34	5,292,000
Parallel Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.850%)
325,036	1.038	07/20/27	325,043
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class A1A (3M USD LIBOR + 1.390%)
11,000,000	1.595	01/20/34	10,993,642
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class C (3M USD LIBOR + 3.800%)
3,000,000	4.005	01/20/34	3,022,866
PPM CLO 4 Ltd. Series 2020-4A, Class A1 (3M USD LIBOR + 1.420%)
7,000,000	1.610	10/18/31	7,010,374
Recette CLO Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
4,550,000	1.268	04/20/34	4,554,077
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
5,150,000	4.284	04/15/32	5,149,938
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
3,950,000	3.910	04/18/36	3,940,579
Tralee CLO VII Ltd. Series 2021-7A, Class D (3M USD LIBOR + 3.180%)
4,950,000	3.418	04/25/34	4,882,477
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
2,500,000	4.338	04/20/32	2,514,782

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Zais CLO 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
$3,000,000	1.674%	07/15/32	$ 3,004,695
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
2,625,000	2.739	07/28/30	2,627,257

			168,939,766

Student Loan(c) – 0.5%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
17,742	1.242	09/25/40	17,791
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
404,079	0.792	02/25/39	401,102
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
297,836	1.092	12/25/56	300,358
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
3,497,549	1.197	05/25/34	3,513,525
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,259,293	1.076	07/25/45	1,264,012
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
839,224	1.093	05/20/30	839,982
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
42,670	0.792	12/26/31	42,872
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
29,762	0.642	05/25/57	29,724
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,050,723	1.242	09/25/65	1,065,126
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
1,111,961	1.312	10/25/27	1,115,057
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
476,608	0.239	06/15/29	473,974
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
635,710	0.316	10/25/28	632,547

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
	$642,631	0.506%		01/25/22	$ 630,083
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	235,407	1.826		07/25/22	237,158
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
	57,589	1.052		10/01/24	57,626

					10,620,937

TOTAL ASSET-BACKED SECURITIES (Cost $201,768,457)					$ 202,661,160

Foreign Debt Obligations – 1.7%
Sovereign – 1.7%
Abu Dhabi Government International Bond
	$870,000	2.500%		10/11/22	$ 893,001
Perusahaan Penerbit SBSN Indonesia III
	3,530,000	2.300	(b)	06/23/25	3,667,176
	4,310,000	2.300		06/23/25	4,477,487
	7,550,000	1.500	(b)	06/09/26	7,535,730
Republic of Colombia(a)
	5,690,000	4.000		02/26/24	6,020,020
Republic of Egypt
	550,000	4.550	(b)	11/20/23	570,556
	3,710,000	4.550		11/20/23	3,848,661
Republic of Indonesia
	200,000	5.875		01/15/24	225,663
EUR	250,000	2.150	(b)	07/18/24	313,353
Republic of Qatar(b)
	$1,840,000	3.375		03/14/24	1,974,320
	690,000	3.400		04/16/25	751,151
Republic of Turkey
	200,000	4.250		03/13/25	196,225
Saudi Government International Bond(b)
	800,000	2.900		10/22/25	856,000
Ukraine Government Bond
	1,500,000	7.750		09/01/21	1,514,344
	2,590,000	8.994		02/01/24	2,872,310

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $35,188,126)					$ 35,715,997

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 2.7%
Alabama – 0.1%
Hoover City Board of Education Taxable(Refunding) 2021
$835,000	0.321%	02/15/23	$ 836,389
1,180,000	0.555	02/15/24	1,182,461

			2,018,850

Arizona – 0.2%
Arizona Board of Regents COPS Bonds Taxable(Refunding) Series 2021(a)
750,000	0.492	06/01/23	749,922
455,000	0.769	06/01/24	455,388
Arizona State Pension Fund COPS Bonds Taxable Series B(a)
2,885,000	0.459	07/01/24	2,863,782
County of Pima AZ Revenue Bonds Taxable Series 2021
865,000	0.520	05/01/24	861,356

			4,930,448

California(a) – 0.1%
City of San Francisco CA Public Utilities Commission Water Revenue Bonds Series 2010
1,435,000	4.900	11/01/22	1,521,651
Huntington Beach Pension Fund Taxable Series 2021
560,000	0.381	06/15/23	559,180
Los Angeles Municipal Improvement Corp. Taxable (Refunding) Series A
855,000	0.319	11/01/22	852,645
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
380,000	3.146	05/01/23	398,517

			3,331,993

Connecticut – 0.1%
Connecticut State GO Bonds Series A
3,000,000	3.130	01/15/24	3,195,775
Town of West Hartford CT GO Bonds Taxable (Refunding) Series B
235,000	0.466	07/01/23	235,281

			3,431,056

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Florida – 0.3%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
$5,625,000	0.500%	12/01/24	$ 5,598,672

Maryland – 0.2%
Maryland State Department of Transportation RB Series A
1,240,000	0.526	08/01/24	1,232,454
State of Maryland Department of Transportation Revenue Bonds Taxable (Refunding) Series A
2,470,000	0.361	08/01/23	2,462,707

			3,695,161

Massachusetts – 0.2%
Massachusetts State GO Bonds Series B
230,000	0.275	11/15/22	230,130
University of Massachusetts Building Authority Revenue Bonds Series 2010(a)
2,915,000	4.350	11/01/24	3,264,528

			3,494,658

Missouri(a) – 0.4%
The Curators of the University of Missouri Revenue Bonds Taxable (Refunding) Series 2010
8,385,000	1.466	11/01/23	8,582,372

			8,582,372

New York(a) – 0.3%
New York State Dormitory Authority Bonds Taxable (Refunding) Series B
4,725,000	0.207	03/15/22	4,720,673
1,755,000	0.307	03/15/23	1,750,650
New York State Urban Development Corp Revenue Bonds Taxable (Refunding) Series 2017
1,135,000	2.100	03/15/22	1,149,511

			7,620,834

Ohio(a)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3(3M USD LIBOR + 0.000%)
1,872,846	0.976	04/25/37	1,875,684

Oregon(a) – 0.2%
Port of Morrow Revenue Bonds Taxable Series 2015
3,305,000	3.097	09/01/23	3,496,661

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Tennessee – 0.5%
State of Tennessee GO Bonds Taxable (Refunding) Series B
$9,865,000	0.386%	11/01/23	$ 9,861,954

			9,861,954

Texas – 0.0%
County of Nueces TX GO Bonds Taxable (Refunding) Series B
260,000	0.516	02/15/24	259,468

Wisconsin(a) – 0.0%
Wisconsin Department of Transportation Revenue Bonds Series 2020
425,000	0.624	07/01/24	425,840

			425,840

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $58,475,904)			$ 58,623,651

U.S. Treasury Obligations – 7.3%
United States Treasury Notes
$100,000	1.875%	02/28/22	$ 101,195
31,240,000	0.500	02/28/26	30,768,959
32,350,000	0.750	03/31/26	32,208,469
29,730,000	0.750	04/30/26	29,581,350
610,000	0.500	04/30/27	591,605
30,730,000	1.125	02/29/28	30,643,572
31,410,000	1.250	04/30/28	31,517,972
850,000	2.875	08/15/28	945,227

TOTAL U.S. TREASURY OBLIGATIONS (Cost $156,342,546)			$ 156,358,349

Shares	Description		Value

Exchange Traded Funds(h) – 2.6%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF		$ 37,929,196
372,615	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF		18,736,647

TOTAL EXCHANGE TRADED FUNDS (Cost $55,337,661)			$ 56,665,843

Shares	Dividend Rate		Value

Investment Company(h) – 12.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
273,017,887	0.026%		$ 273,017,887
(Cost $273,017,887)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,615,912,740)			$2,642,280,278

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 1.5%
Certificates of Deposit – 1.2%
Bank of Nova Scotia(c)
$6,000,000	0.200%	03/17/22	$ 6,000,652
Natixis SA(c)
462,000	0.186	11/15/21	462,017
Credit Suisse AG
10,678,000	0.590	03/17/23	10,681,076
Deutsche Bank AG
8,046,000	0.720	11/08/21	8,060,992

			25,204,737

Commercial Paper(i) – 0.3%
Barclays Capital, Inc.
500,000	0.000	01/24/22	499,419
BAT International Finance PLC
2,501,000	0.000	10/22/21	2,499,353
Enel Finance America
1,000,000	0.000	02/16/22	998,351
Natwest Markets PLC
2,750,000	0.000	03/01/22	2,746,254

			6,743,377

TOTAL SHORT-TERM INVESTMENTS (Cost $31,923,548)			$ 31,948,114

TOTAL INVESTMENTS – 125.1% (Cost $2,647,836,288)			$2,674,228,392

LIABILITIES IN EXCESS OF OTHER ASSETS – (25.1)%			(536,206,916)

NET ASSETS – 100.0%			$2,138,021,476

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Pay-in-kind securities.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $168,089,930 which represents approximately 7.9% of the Fund’s net assets as of June 30, 2021.

(h)	Represents an affiliated issuer.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	17,012,528	USD	3,276,421	07/02/21	$143,207
	CAD	2,149,809	USD	1,729,040	09/15/21	5,181
	CNH	18,632,263	USD	2,861,000	09/15/21	3,937
	EUR	642,306	CZK	16,285,661	09/15/21	6,020
	EUR	612,961	HUF	212,973,327	09/15/21	10,287
	EUR	2,415,549	SEK	24,473,565	09/15/21	7,026
	GBP	499,015	EUR	579,193	09/15/21	2,541
	HUF	221,929,059	EUR	623,806	09/15/21	7,013
	HUF	46,086,948	USD	154,582	09/15/21	723
	IDR	50,223,000,935	USD	3,451,876	07/01/21	9,617
	JPY	93,847,054	EUR	702,924	09/15/21	10,485
	KRW	3,439,853,552	USD	3,033,130	09/15/21	10,085
	MXN	12,490,459	USD	605,080	09/15/21	15,465
	NOK	8,939,393	USD	1,033,093	09/15/21	5,471
	NZD	1,013,456	JPY	78,201,631	09/15/21	3,862
	NZD	711,262	USD	496,059	09/15/21	996
	PEN	2,403,482	USD	619,595	07/09/21	5,065
	RUB	176,395,123	USD	2,367,376	08/18/21	26,290
	TRY	20,144,309	USD	2,204,701	09/15/21	21,065
	USD	9,967,390	AUD	12,921,429	09/15/21	273,798
	USD	2,771,254	BRL	13,717,705	07/02/21	13,910
	USD	17,464,443	CAD	21,176,167	09/15/21	381,931
	USD	4,892,681	CHF	4,426,183	09/15/21	99,146
	USD	3,171,511	CLP	2,274,214,889	08/12/21	78,150
	USD	2,252,596	CNH	14,620,974	09/15/21	4,443
	USD	741,268	COP	2,705,278,381	07/22/21	21,208
	USD	30,441,614	EUR	25,303,619	09/15/21	390,276
	USD	2,177,660	GBP	1,564,996	09/15/21	12,424
	USD	5,810,928	IDR	84,185,571,492	07/01/21	8,652
	USD	1,255,672	ILS	4,071,348	09/17/21	5,705
	USD	28,800,704	JPY	3,180,251,849	09/15/21	155,555
	USD	3,954,034	KRW	4,409,439,444	09/15/21	53,032
	USD	11,706,449	NOK	97,122,573	09/15/21	422,914
	USD	10,547,427	NZD	14,687,681	09/15/21	283,159
	USD	22,719,100	SEK	187,925,474	09/15/21	744,524
	USD	757,796	SGD	1,013,355	09/15/21	4,212
	USD	1,517,807	THB	48,233,539	09/15/21	13,331
	USD	3,143,564	TRY	27,912,963	08/16/21	14,204
	USD	6,047,742	TRY	54,499,383	09/15/21	26,047
	USD	759,754	TWD	21,090,001	07/15/21	3,732
	USD	2,062,429	ZAR	29,152,765	09/15/21	40,845
	ZAR	13,159,546	USD	910,140	09/15/21	2,402

TOTAL						$3,347,936

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	3,035,133	EUR	1,922,571	09/15/21	$(6,361)
	AUD	2,167,322	USD	1,679,397	08/20/21	(53,638)
	AUD	29,379,804	USD	22,233,707	09/15/21	(193,122)
	BRL	4,507,345	USD	911,289	07/02/21	(5,286)
	BRL	13,717,705	USD	2,762,436	08/03/21	(14,578)
	CAD	812,607	JPY	73,250,721	09/15/21	(4,265)
	CAD	21,701,751	USD	17,640,650	09/15/21	(134,155)
	CHF	516,307	USD	561,689	09/15/21	(2,531)
	CLP	2,096,137,879	USD	2,945,435	08/12/21	(94,291)
	CNH	20,544,001	USD	3,195,581	09/15/21	(36,691)
	COP	5,102,002,839	USD	1,384,982	07/22/21	(26,990)
	CZK	32,480,621	EUR	1,274,180	09/15/21	(3,865)
	CZK	79,962,641	USD	3,831,831	09/15/21	(115,930)
	EUR	1,265,952	GBP	1,088,907	09/15/21	(3,064)
	EUR	638,072	HUF	226,499,573	09/15/21	(5,472)
	EUR	599,277	JPY	80,056,943	09/15/21	(9,370)
	EUR	639,937	NOK	6,601,787	09/15/21	(6,975)
	EUR	622,491	SEK	6,344,278	09/15/21	(2,563)
	EUR	39,139,809	USD	47,541,029	09/15/21	(1,057,417)
	GBP	1,055,435	USD	1,498,668	08/05/21	(38,537)
	GBP	2,920,311	USD	4,124,892	09/15/21	(84,524)
	HUF	775,908,103	EUR	2,210,862	09/15/21	(11,007)
	HUF	636,183,232	USD	2,228,002	09/15/21	(84,172)
	IDR	105,851,798,600	USD	7,320,886	07/01/21	(25,320)
	IDR	15,052,366,592	USD	1,047,691	07/19/21	(16,023)
	IDR	15,658,251,019	USD	1,080,356	07/26/21	(8,316)
	ILS	4,508,156	USD	1,391,743	09/17/21	(7,669)
	INR	113,096,755	USD	1,519,301	07/29/21	(3,636)
	JPY	167,164,277	CAD	1,876,267	09/15/21	(7,877)
	JPY	1,090,946,190	USD	9,951,651	09/15/21	(125,285)
	KRW	2,569,791,520	USD	2,279,248	09/15/21	(5,771)
	MXN	71,823,449	USD	3,612,981	09/15/21	(44,682)
	NOK	136,179,959	EUR	13,371,296	09/15/21	(58,997)
	NOK	26,963,911	USD	3,233,546	09/15/21	(100,926)
	NZD	3,203,881	EUR	1,888,099	09/15/21	(3,377)
	NZD	21,961,402	USD	15,435,898	09/15/21	(88,500)
	PLN	5,477,542	EUR	1,222,335	09/15/21	(14,804)
	PLN	2,861,118	USD	757,917	09/15/21	(7,384)
	RUB	110,202,286	USD	1,510,223	08/18/21	(14,787)
	SEK	159,547,969	EUR	15,751,827	09/15/21	(51,015)
	SEK	33,267,086	USD	4,029,917	09/15/21	(139,917)
	SGD	2,681,755	USD	2,025,319	09/15/21	(31,026)
	THB	23,195,575	USD	742,548	09/15/21	(19,043)
	TRY	17,518,311	USD	1,961,415	09/15/21	(25,797)
	TWD	95,730,547	USD	3,468,898	07/15/21	(37,209)
	TWD	42,200,224	USD	1,516,494	07/23/21	(2,698)
	USD	2,693,084	AUD	3,592,318	09/15/21	(1,855)
	USD	1,532,980	BRL	7,802,168	07/02/21	(35,305)
	USD	881,738	COP	3,340,074,584	07/22/21	(7,285)
	USD	4,910,008	IDR	71,889,228,043	07/01/21	(44,775)
	USD	758,432	IDR	11,111,790,016	07/26/21	(2,335)
	USD	3,003,586	MXN	62,109,743	09/15/21	(82,122)
	USD	1,417,829	NZD	2,037,149	09/15/21	(5,802)
	USD	609,389	PEN	2,428,413	07/09/21	(21,750)
	USD	1,519,432	PLN	5,798,316	09/15/21	(1,593)
	USD	506,105	SEK	4,344,709	09/15/21	(1,932)
	USD	2,548,000	SGD	3,426,512	09/15/21	(133)
	USD	759,448	THB	24,494,331	09/15/21	(4,567)
	USD	606,564	TRY	5,504,557	09/15/21	(1,640)
	USD	2,273,638	TWD	63,593,648	07/15/21	(6,028)
	USD	1,515,802	ZAR	22,088,146	09/15/21	(15,890)
	ZAR	65,882,391	USD	4,742,708	09/15/21	(174,124)

TOTAL						$(3,241,999)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family (Proceeds Receivable: $(27,933,750))	4.500%	TBA-30yr	07/14/21	$(26,000,000)	$(27,972,318)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,475	09/30/21	$324,972,460	$(560,493)
5 Year U.S. Treasury Notes	1,237	09/30/21	152,682,524	(25,071)
10 Year U.S. Treasury Notes	1,141	09/21/21	151,182,500	374,943
20 Year U.S. Treasury Bonds	11	09/21/21	1,768,250	28,854

Total				$(181,767)

Short position contracts:
Australian 10 Year Government Bonds	(32)	09/15/21	(3,388,310)	(3,618)
Euro Buxl 30 Year Bonds	(2)	09/08/21	(481,984)	(27)
Ultra Long U.S. Treasury Bonds	(17)	09/21/21	(3,275,687)	225
Ultra 10 Year U.S. Treasury Notes	(32)	09/21/21	(4,710,500)	(77,059)
5 Year German Euro-Bobl	(13)	09/08/21	(2,067,889)	(176)
10 Year German Euro-Bund	(5)	09/08/21	(1,023,362)	1,166

Total				$(79,489)

TOTAL FUTURES CONTRACTS				$(261,256)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M GBP(a)	0.000%(a)	09/15/26	GBP	50,940		$(1,741,705)	$(1,829,997)	$88,292
6M EURO(d)	0.050(a)	05/21/30	EUR	80,180	(b)	(1,257,498)	(1,400,865)	143,367
3M AUDOR(c)	0.190(c)	02/22/23	AUD	161,160	(b)	(101,790)	(2,005,838)	1,904,048
3M LIBOR(c)	0.250(d)	09/15/24		$3,840		(45,729)	(37,350)	(8,379)
3M AUDOR(c)	0.500(c)	02/24/24	AUD	42,750	(b)	(14,770)	105,844	(120,614)
3M AUDOR(c)	0.500(c)	01/25/24		81,300	(b)	(136,874)	(12,632)	(124,242)
3M LIBOR(c)	0.500(d)	09/15/26		$790		(20,237)	(17,842)	(2,395)
3M STIBOR(c)	0.500(a)	09/15/26	SEK	415,680		206,030	283,598	(77,568)
6M EURO(d)	0.500(a)	09/16/31	EUR	25,340		16,934	24,197	(7,263)
6M EURO(d)	0.500(a)	02/12/31		24,370	(b)	131,306	229,722	(98,416)
6M CDOR(d)	0.700(d)	11/18/23	CAD	54,900	(b)	(302,716)	(833,563)	530,847
6M CDOR(d)	0.750(d)	09/15/24		22,110		(232,949)	(166,691)	(66,258)
6M CDOR(d)	0.750(d)	03/01/23		364,810	(b)	(400,214)	(90,440)	(309,774)
6M CDOR(d)	0.804(d)	02/28/23		215,490	(b)	(140,079)	29,441	(169,520)
3M STIBOR(c)	1.000(a)	09/15/31	SEK	82,610		202,165	178,052	24,113
6M AUDOR(d)	1.000(d)	09/15/26	AUD	38,220		4,675	115,774	(111,099)
6M CDOR(d)	1.000(d)	09/15/26	CAD	13,680		(277,175)	(236,730)	(40,445)
6M CDOR(d)	1.100(d)	06/15/23		126,590		(7,108)	3,895	(11,003)
6M AUDOR(d)	1.240(d)	10/28/30	AUD	15,190	(b)	(506,418)	(866,079)	359,661
3M NZDOR(c)	1.250(d)	09/15/26	NZD	17,540		(104,905)	(84,669)	(20,236)
6M CDOR(d)	1.250(d)	09/15/31	CAD	20,150		(955,552)	(993,393)	37,841
3M STIBOR(c)	1.272(a)	05/11/31	SEK	73,260		55,752	(12,577)	68,329

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS – (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NIBOR(d)	1.500%(a)	09/15/26	NOK	172,340		$(29,744)	$(121,309)	$91,565
6M AUDOR(d)	1.710(d)	01/21/31	AUD	23,580	(b)	(428,667)	(934,367)	505,700
6M CDOR(d)	1.750(d)	09/15/51	CAD	12,610		(1,141,709)	(1,447,614)	305,905
6M AUDOR(d)	2.000(d)	09/15/31	AUD	9,280		242,441	286,092	(43,651)
3M LIBOR(c)	2.209(d)	02/25/31		$48,900	(b)	674,414	(230,603)	905,017
6M AUDOR(d)	2.500(d)	02/24/31	AUD	10,870	(b)	93,895	(362,686)	456,581
3M NZDOR(c)	3.000(d)	09/16/31	NZD	3,710		62,705	14,858	47,847
0.000%(c)	3M LIBOR(c)	07/25/24		$28,720		1,023	9,643	(8,620)
0.275(d)	3M LIBOR(c)	03/03/23		295,130	(b)	148,392	64,166	84,226
0.450(d)	3M LIBOR(c)	06/15/23		101,300		(2,421)	(1,573)	(848)
0.500(d)	3M LIBOR(c)	09/15/26		3,770		96,576	101,655	(5,079)
1.250(d)	3M LIBOR(c)	09/15/51		8,800		1,121,934	1,492,093	(370,159)
2.431(d)	3M LIBOR(c)	02/25/36		60,230	(b)	(891,886)	115,556	(1,007,442)
2.500(d)	3M LIBOR(c)	09/17/31		24,510		(621,760)	(615,460)	(6,300)
1.240(a)	3M NIBOR(d)	10/29/30	NOK	127,720	(b)	421,991	(945,738)	1,367,729
1.926(a)	3M NIBOR(d)	06/29/31		33,580		(6,505)	48	(6,553)
2.000(a)	3M NIBOR(d)	09/15/31		89,950		(285,630)	(208,564)	(77,066)
2.130(a)	3M NIBOR(d)	05/11/31		68,030		(85,443)	12,860	(98,303)
0.400(c)	6M AUDOR(c)	09/15/24	AUD	28,790		106,405	(39,712)	146,117
0.486(c)	6M AUDOR(c)	06/29/24		16,690		(2,160)	606	(2,766)
1.550(d)	6M AUDOR(d)	02/23/26		11,090	(b)	(21,967)	(110,288)	88,321
2.750(d)	6M AUDOR(d)	02/24/41		3,390	(b)	(52,465)	(74,601)	22,136
0.000(a)	6M CHFOR(d)	09/15/26	CHF	9,440		80,306	21,466	58,840
0.000(d)	6M EURO(d)	09/15/26	EUR	75,830		771,665	735,975	35,690
0.000(a)	6M EURO(d)	09/15/51		380		62,963	64,447	(1,484)
0.260(a)	6M EURO(d)	05/21/40		43,200	(b)	3,008,563	45,552	2,963,011
0.250(a)	6M GBP(a)	09/15/31	GBP	34,090		2,196,394	2,354,437	(158,043)
1.000(a)	6M GBP(a)	01/26/31		13,210		(54,817)	60,285	(115,102)
1.000(a)	6M GBP(a)	02/10/31		18,280		(73,063)	21,164	(94,227)
0.000(d)	6M JYOR(d)	09/15/31	JPY	5,096,540		427,206	459,402	(32,196)
0.000(d)	6M JYOR(d)	09/15/26		7,340,700		(20,200)	(33,541)	13,341
0.250(d)	6M JYOR(d)	09/15/51		651,300		438,288	433,258	5,030
0.250(d)	6M JYOR(d)	03/19/30		1,971,623	(b)	(125,835)	(106,916)	(18,919)

TOTAL						$482,032	$(6,557,552)	$7,039,584

(a)	Payments made annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

(c)	Payments made quarterly.

(d)	Payments made semi-annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	3.624%	MS & Co. Int. PLC	11/18/54	$10,850	$(364,683)	$(2,055,892)	$1,691,209
Markit CMBX Series 8	3.000	7.915	MS & Co. Int. PLC	10/17/57	3,450	(482,690)	(779,518)	296,828
Markit CMBX Series 10	3.000	4.922	MS & Co. Int. PLC	11/17/59	5,700	(499,787)	(946,885)	447,098

TOTAL						$(1,347,160)	$(3,782,295)	$2,435,135

(a)	Payments made monthly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB	(1.000)%	0.468%	06/20/26	EUR	38,925	$(1,360,246)	$(1,040,049)	$(320,197)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.627	06/20/26	$	3,475	73,208	64,109	9,099
AT&T, Inc., 3.800%, 02/15/27	1.000	0.564	12/20/25		10,000	221,494	96,030	125,464
CDX.NA.IG Index 28	1.000	0.218	06/20/22		21,975	230,984	147,469	83,515
CDX.NA.IG Index 32	1.000	0.369	06/20/24		225	4,873	2,514	2,359
CDX.NA.IG Index 33	1.000	0.423	12/20/24		1,650	37,601	(5,603)	43,204
CDX.NA.IG Index 34	1.000	0.245	06/20/23		37,100	660,953	312,776	348,177
CDX.NA.IG Index 34	1.000	0.480	06/20/25		105,600	2,457,463	1,331,220	1,126,243
General Electric Co. 2.700%, 10/09/22	1.000	1.549	06/20/26		5,225	87,319	70,788	16,531
ICE CD ITXEM	1.000	2.320	06/20/26		90,440	(2,162,798)	(2,728,338)	565,540
ICE CD ITXEX	5.000	0.715	06/20/26	EUR	11,800	1,935,873	1,438,920	496,953
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.382	06/20/24	$	120	2,555	(162)	2,717

TOTAL						$2,189,279	$(310,326)	$2,499,605

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	BofA Securities LLC	1.195%	11/18/2021	11,090,000	$11,090,000	$63,053	$83,175	$(20,122)
3M IRS	Citibank NA	0.165	08/20/2021	29,810,000	29,810,000	36,230	134,865	(98,635)
3M IRS	JPMorgan Securities, Inc.	0.670	07/06/2021	1,960,000	1,960,000	71	27,110	(27,039)
3M IRS	MS & Co. Int. PLC	0.650	07/07/2021	384,900,000	384,900,000	5	33,805	(33,800)

Total purchased option contracts				427,760,000	$427,760,000	$99,359	$278,955	$(179,596)

Written option contracts
Puts
6M IRS	BofA Securities LLC	0.075	11/18/2021	(15,930,000)	(15,930,000)	(36,675)	(87,653)	50,978
3M IRS	Citibank NA	2.402	07/06/2021	(2,140,000)	(2,140,000)	—	(28,462)	28,462
3M IRS	Citibank NA	0.021	08/20/2021	(29,810,000)	(29,810,000)	(11,307)	(54,675)	43,368
3M IRS	Citibank NA	0.093	08/20/2021	(29,810,000)	(29,810,000)	(19,229)	(80,190)	60,961
3M IRS	MS & Co. Int. PLC	2.350	07/07/2021	(2,140,000)	(2,140,000)	—	(36,808)	36,808

Total written option contracts				(79,830,000)	$(79,830,000)	$(67,211)	$(287,788)	$220,577

TOTAL				347,930,000	$347,930,000	$32,148	$(8,833)	$40,981

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEM	— iTraxx Europe
CE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 51.4%
Automotive – 3.3%
BMW US Capital LLC(a)
$11,420,000	2.950%		04/14/22	$ 11,658,678
(SOFR + 0.530%)
38,960,000	0.580	(b)	04/01/24	39,190,253
Daimler Finance North America LLC(a)
(3M USD LIBOR + 0.900%)
35,000,000	1.056	(b)	02/15/22	35,171,500
10,000,000	3.400		02/22/22	10,196,500
Toyota Motor Credit Corp.(b) (SOFR + 0.300%)
12,150,000	0.350		06/13/22	12,164,094
Volkswagen Group of America Finance LLC(a)
15,000,000	2.500		09/24/21	15,075,900
11,338,000	2.700		09/26/22	11,649,115
23,407,000	0.750		11/23/22	23,481,668
13,962,000	3.125		05/12/23	14,585,264

				173,172,972

Banks – 27.5%
ABN AMRO Bank NV(a)(b) (3M USD LIBOR + 0.570%)
28,650,000	0.709		08/27/21	28,674,066
Bank of America Corp.(b)(c)
(3M USD LIBOR + 1.021%)
10,933,000	2.881		04/24/23	11,157,454
(BSBY3M + 0.430%)
63,000,000	0.536		05/28/24	63,028,980
Bank of Montreal(b) (SOFR + 0.680%)
52,000,000	0.726		03/10/23	52,485,160
Barclays Bank PLC(c)
6,500,000	1.700		05/12/22	6,574,035
Barclays PLC(c)
31,800,000	3.684		01/10/23	32,339,328
BNP Paribas SA(a)(b) (3M USD LIBOR + 0.390%)
7,660,000	0.560		08/07/21	7,663,217
BNZ International Funding Ltd.(a)(b)(3M USD LIBOR + 0.980%)
13,145,000	1.099		09/14/21	13,168,661
BPCE SA(a)(b) (3M USD LIBOR + 0.300%)
26,230,000	0.486		01/14/22	26,259,640
Canadian Imperial Bank of Commerce
(SOFR + 0.800%)
38,955,000	0.850	(b)	03/17/23	39,292,740
19,388,000	0.450		06/22/23	19,385,480
Capital One NA(b)(c) (3M USD LIBOR + 1.150%)
14,357,000	1.336		01/30/23	14,431,944

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.(b)(c)
(SOFR + 0.867%)
$33,290,000	2.312%		11/04/22	$ 33,503,389
(3M USD LIBOR + 0.722%)
42,904,000	3.142		01/24/23	43,550,134
Citizens Bank NA(b)(c) (3M USD LIBOR + 0.720%)
16,000,000	0.874		02/14/22	16,054,880
Cooperatieve Rabobank UA
16,805,000	2.750		01/10/22	17,032,204
9,251,000	3.875		02/08/22	9,456,557
Credit Agricole Corporate & Investment Bank SA(c)
26,500,000	0.400		01/15/23	26,488,075
Credit Suisse AG(b) (SOFR + 0.450%)
50,900,000	0.480		02/04/22	50,961,080
Federation des Caisses Desjardins du Quebec(a)(b) (SOFR + 0.430%)
43,500,000	0.469		05/21/24	43,569,600
Fifth Third Bank NA(b) (3M USD LIBOR + 0.640%)
20,000,000	0.816		02/01/22	20,070,600
HSBC Holdings PLC(b)(c) (3M USD LIBOR + 1.055%)
21,905,000	3.262		03/13/23	22,347,262
ING Groep NV(b) (3M USD LIBOR + 1.150%)
12,960,000	1.296		03/29/22	13,061,866
JPMorgan Chase & Co.
7,061,000	4.350		08/15/21	7,096,164
9,428,000	4.500		01/24/22	9,653,801
(3M USD LIBOR + 0.900%)
14,405,000	1.076	(b)(c)	04/25/23	14,497,192
(3M USD LIBOR + 0.935%)
9,042,000	2.776	(b)(c)	04/25/23	9,215,606
(SOFR + 0.580%)
30,000,000	0.629	(b)(c)	03/16/24	30,191,400
KeyBank NA
5,000,000	3.300		02/01/22	5,090,500
Lloyds Banking Group PLC(b)(c) (3M USD LIBOR + 1.249%)
16,624,000	2.858		03/17/23	16,904,114
Mitsubishi UFJ Financial Group, Inc.
(3M USD LIBOR + 0.700%)
12,500,000	0.831	(b)	03/07/22	12,551,000
6,630,000	3.218		03/07/22	6,763,661
6,067,000	2.623		07/18/22	6,212,487
Mizuho Financial Group, Inc.(b)
(3M USD LIBOR + 1.140%)
10,446,000	1.259		09/13/21	10,468,459
(3M USD LIBOR + 0.940%)
27,975,000	1.075		02/28/22	28,136,416
(3M USD LIBOR + 0.790%)
6,860,000	0.921		03/05/23	6,923,592
(3M USD LIBOR + 0.840%)
14,000,000	1.024	(c)	07/16/23	14,091,000

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.
(SOFR + 0.700%)
$60,000,000	0.725	%(b)(c)	01/20/23	$ 60,138,600
19,327,000	3.750		02/25/23	20,368,725
MUFG Union Bank NA(c)
12,590,000	3.150		04/01/22	12,834,875
(SOFR + 0.710%)
17,250,000	0.757	(b)	12/09/22	17,340,562
National Australia Bank Ltd.(a)(b) (3M USD LIBOR + 0.710%)
12,000,000	0.886		11/04/21	12,028,320
National Bank of Canada
12,325,000	2.150	(a)	10/07/22	12,592,946
28,809,000	2.100		02/01/23	29,558,322
(SOFR + 0.300%)
25,000,000	0.331	(b)(c)	05/16/23	24,993,250
NatWest Markets PLC(a)
42,450,000	3.625		09/29/22	44,147,575
Royal Bank of Canada(b) (SOFR + 0.450%)
20,600,000	0.475		10/26/23	20,705,266
Santander UK Group Holdings PLC(c)
16,949,000	3.571		01/10/23	17,219,676
Santander UK PLC(b) (3M USD LIBOR + 0.660%)
21,800,000	0.816		11/15/21	21,845,344
Skandinaviska Enskilda Banken AB(a)
5,100,000	3.050		03/25/22	5,201,949
(3M USD LIBOR + 0.320%)
25,000,000	0.455	(b)	09/01/23	25,062,000
Standard Chartered PLC(a)(b)(c) (SOFR + 1.250%)
46,000,000	1.271		10/14/23	46,416,760
The Bank of Nova Scotia
4,734,000	1.950		02/01/23	4,852,397
(SOFR + 0.550%)
54,500,000	0.597	(b)	09/15/23	54,880,410
The Toronto-Dominion Bank(b)
(3M USD LIBOR + 0.300%)
19,500,000	0.486		07/30/21	19,491,810
(SOFR + 0.450%)
13,100,000	0.500		09/28/23	13,184,757
Truist Bank(b)(c) (SOFR + 0.730%)
16,760,000	0.776		03/09/23	16,887,544
Truist Financial Corp.(b)(c) (3M USD LIBOR + 0.650%)
10,000,000	0.795		04/01/22	10,036,700
UBS AG(a)
17,500,000	1.750	(c)	04/21/22	17,692,675
22,140,000	0.375		06/01/23	22,109,004

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS AG(a) – (continued)
(SOFR + 0.360%)
$33,250,000	0.391	%(b)	02/09/24	$ 33,318,495
US Bank NA(b)(c) (3M USD LIBOR + 0.440%)
6,500,000	0.590		05/23/22	6,521,645
Wells Fargo Bank NA(b)(c) (3M USD LIBOR + 0.650%)
33,000,000	2.082		09/09/22	33,112,530
Westpac Banking Corp.(b)
(3M USD LIBOR + 0.850%)
18,690,000	1.038		01/11/22	18,769,619
(3M USD LIBOR + 0.390%)
25,000,000	0.578		01/13/23	25,132,000

				1,434,795,500

Beverages(a) – 0.6%
Coca-Cola Europacific Partners PLC
31,358,000	0.500		05/05/23	31,298,106

Biotechnology(b)(c) – 0.4%
Gilead Sciences, Inc. (3M USD LIBOR + 0.520%)
22,250,000	0.666		09/29/23	22,266,688

Computers(b)(c) – 0.4%
Hewlett Packard Enterprise Co. (3M USD LIBOR + 0.720%)
19,233,000	0.914		10/05/21	19,235,500

Diversified Financial Services – 2.7%
AIG Global Funding(a)(b) (SOFR + 0.380%)
29,248,000	0.427		12/15/23	29,244,783
Air Lease Corp.(c)
13,140,000	3.750		02/01/22	13,318,704
6,300,000	2.625		07/01/22	6,418,314
American Express Co.(c)
13,038,000	3.700		11/05/21	13,155,342
(3M USD LIBOR + 0.620%)
20,000,000	0.775	(b)	05/20/22	20,087,600
Intercontinental Exchange, Inc.(b)(c) (3M USD LIBOR + 0.650%)
30,000,000	0.769		06/15/23	30,015,900
The Charles Schwab Corp.(b)(c) (SOFR + 0.500%)
27,900,000	0.550		03/18/24	28,084,977

				140,325,620

Electrical – 2.4%
American Electric Power Co., Inc.(b)(c) (3M USD LIBOR + 0.480%)
19,375,000	0.656		11/01/23	19,396,700

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
CenterPoint Energy, Inc.(b)(c) (SOFR + 0.650%)
$14,019,000	0.684%		05/13/24	$ 14,038,627
Dominion Energy, Inc.(b)(c) (3M USD LIBOR + 0.530%)
20,500,000	0.649		09/15/23	20,513,735
Florida Power & Light Co.(b)(c) (3M USD LIBOR + 0.380%)
14,075,000	0.564		07/28/23	14,077,533
NextEra Energy Capital Holdings, Inc.
(SOFR + 0.540%)
6,860,000	0.581	(b)	03/01/23	6,894,780
15,460,000	0.650		03/01/23	15,513,492
OGE Energy Corp.(c)
3,774,000	0.703		05/26/23	3,773,434
Oklahoma Gas and Electric Co.(c)
14,754,000	0.553		05/26/23	14,756,508
PPL Electric Utilities Corp.(b)(c) (SOFR + 0.330%)
11,868,000	0.380		06/24/24	11,876,426
Tucson Electric Power Co.(c)
3,379,000	5.150		11/15/21	3,397,551

				124,238,786

Electronics(c) – 0.5%
Honeywell International, Inc.
24,055,000	0.483		08/19/22	24,060,533

Gas(c) – 1.7%
Atmos Energy Corp.
(3M USD LIBOR + 0.380%)
18,454,000	0.503	(b)	03/09/23	18,461,197
10,203,000	0.625		03/09/23	10,205,755
CenterPoint Energy Resources Corp.
(3M USD LIBOR + 0.500%)
33,450,000	0.631	(b)	03/02/23	33,456,021
25,590,000	0.700		03/02/23	25,591,535

				87,714,508

Insurance(a) – 4.1%
Athene Global Funding(b) (3M USD LIBOR + 0.730%)
56,000,000	0.927		01/08/24	56,253,680
Equitable Financial Life Global Funding
17,038,000	0.500		04/06/23	17,060,661
Jackson National Life Global Funding(b) (SOFR + 0.600%)
50,000,000	0.618		01/06/23	50,226,000
Metropolitan Life Global Funding I(b)
(SOFR + 0.570%)
41,000,000	0.590		01/13/23	41,237,390
(SOFR + 0.320%)
20,000,000	0.337		01/07/24	20,041,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a) – (continued)
Principal Life Global Funding II(b) (SOFR + 0.450%)
$9,397,000	0.469%	04/12/24	$ 9,412,317
Protective Life Global Funding
4,194,000	1.999	09/14/21	4,209,224
13,848,000	0.502	04/12/23	13,861,709

			212,301,981

Internet(c) – 0.3%
Alibaba Group Holding Ltd.
13,527,000	3.125	11/28/21	13,616,278

Machinery - Construction & Mining – 0.4%
Caterpillar Financial Services Corp.
13,030,000	2.750	08/20/21	13,073,390
8,220,000	0.950	05/13/22	8,276,636

			21,350,026

Mining(a) – 0.3%
Glencore Finance Canada Ltd.
7,166,000	4.250	10/25/22	7,500,079
Glencore Funding LLC(c)
5,070,000	3.000	10/27/22	5,217,233

			12,717,312

Miscellaneous Manufacturing(a)(b) – 0.9%
Siemens Financieringsmaatschappij NV (SOFR + 0.430%)
46,861,000	0.480	03/11/24	47,156,693

Oil Field Services – 0.2%
Pioneer Natural Resources Co.
9,163,000	0.550	05/15/23	9,168,864

Pharmaceuticals – 1.6%
AbbVie, Inc.(b) (3M USD LIBOR + 0.460%)
21,142,000	0.610	11/19/21	21,171,810
AmerisourceBergen Corp.(c)
24,360,000	0.737	03/15/23	24,408,233
AstraZeneca PLC(c)
14,000,000	0.300	05/26/23	13,965,448
Bayer US Finance LLC(a)
25,413,000	3.000	10/08/21	25,590,129

			85,135,620

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(b) – 0.8%
Enbridge, Inc. (SOFR + 0.400%)
	$9,167,000	0.435%	02/17/23	$ 9,184,142
MPLX LP(c) (3M USD LIBOR + 1.100%)
	33,000,000	1.223	09/09/22	33,018,480

				42,202,622

Real Estate Investment Trust(b)(c) – 0.5%
Public Storage (SOFR + 0.470%)
	28,101,000	0.495	04/23/24	28,156,078

Retailing(a)(c) – 0.8%
7-Eleven, Inc.
(3M USD LIBOR + 0.450%)
	19,737,000	0.612 (b)	08/10/22	19,745,882
	23,409,000	0.625	02/10/23	23,422,577

				43,168,459

Savings & Loans(a) – 0.2%
Nationwide Building Society
	10,000,000	2.000	01/27/23	10,253,600

Telecommunication Services – 1.8%
AT&T, Inc.(b)(c) (SOFR + 0.640%)
	30,900,000	0.690	03/25/24	30,972,615
NTT Finance Corp.(a)
	30,000,000	0.373	03/03/23	29,991,900
Verizon Communications, Inc.(b) (SOFR + 0.500%)
	32,950,000	0.550	03/22/24	33,235,676

				94,200,191

TOTAL CORPORATE OBLIGATIONS (Cost $2,670,363,176)				$2,676,535,937

Municipal Debt Obligation(c) – 0.0%
Connecticut – 0.0%
Connecticut State GO Taxable Series 2020
	$1,475,000	3.000%	07/01/21	$ 1,475,000
(Cost $1,475,000)

U.S. Treasury Obligation – 0.5%
United States Treasury Note
	$26,850,000	0.125%	05/31/23	$ 26,793,364
(Cost $26,778,736)

Shares/ Principal Amount	Interest Rate	Dividend Rate	Maturity Date	Value

Investment Company(d) – 11.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	$587,636,982	0.026%		$ 587,636,982
(Cost $587,636,982)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $3,286,253,894)				$3,292,441,283

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 37.1%
Certificates of Deposit – 13.8%
Bank of Montreal(b)
(3M USD LIBOR + 0.040%)
$12,900,000	0.242%	10/01/21	$ 12,901,304
2,400,000	0.176	12/01/21	2,399,520
Barclays Bank PLC
20,000,000	0.350	12/31/21	20,017,024
Bayerische Landesbank
16,400,000	0.140	07/02/21	16,400,055
Credit Agricole Corporate & Investment Bank(b)
(3M USD LIBOR + 0.480%)
30,000,000	0.608	09/10/21	30,027,989
Credit Suisse AG
58,000,000	0.590	03/17/23	58,016,707
Deutsche Bank AG
24,281,000	0.720	11/08/21	24,326,242
First Abu Dhabi Bank USA NV(b)
(3M USD LIBOR + 0.170%)
26,370,000	0.289	12/14/21	26,378,401
Industrial & Commercial Bank of China Ltd.
21,000,000	0.250	07/12/21	21,001,007
Landesbank Baden-Wuerttemberg
13,500,000	0.200	11/08/21	13,502,944
33,000,000	0.220	12/01/21	33,010,714
Lloyds Bank Corporate Markets PLC(b)
(3M USD LIBOR + 0.100%)
450,000	0.219	09/15/21	450,084
(SOFR + 0.650%)
24,250,000	0.660	08/17/22	24,382,955
Mizuho Bank Ltd.
16,500,000	0.190	02/28/22	16,500,886
MUFG Bank Ltd.
25,850,000	0.230	10/28/21	25,861,189
National Bank of Kuwait SAKP
15,325,000	0.200	07/26/21	15,325,619
12,583,000	0.230	09/16/21	12,583,599
47,000,000	0.390	11/16/21	47,022,409

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Natixis SA(b)
(3M USD LIBOR + 0.130%)
$21,500,000	0.253%		12/09/21	$ 21,510,439
Nordea Bank AB NY
44,827,000	0.300		01/27/23	44,919,456
Norinchukin Bank NY
13,000,000	0.100		08/27/21	13,000,021
2,863,000	0.250		11/04/21	2,864,190
9,900,000	0.370		12/03/21	9,910,192
31,500,000	0.240		01/21/22	31,512,710
Sumitomo Mitsui Banking Corp.
(3M USD LIBOR + 0.370%)
15,583,000	0.546	(b)	11/05/21	15,602,850
24,550,000	0.700		07/08/22	24,562,309
Sumitomo Mitsui Trust Ny
75,000,000	0.070		07/02/21	74,999,958
Toronto Dominion Bank(b)(c)
(SOFR + 0.200%)
30,175,000	0.250		02/16/22	30,189,103

				669,179,876

Commercial Paper(e) – 22.8%
Agricultural Bank China
21,112,000	0.000		08/24/21	21,105,872
Albion Capital Corp.
80,000,000	0.000		07/02/21	79,999,649
7,754,000	0.000		07/27/21	7,753,256
Antalis S.A
27,779,000	0.000		07/15/21	27,778,074
15,000,000	0.000		08/05/21	14,998,440
AT&T, Inc.
19,500,000	0.000		12/16/21	19,482,973
Atlantic Asset Securitization Corp.
37,830,000	0.000		07/20/21	37,828,150
Banco Santander
2,800,000	0.000		07/02/21	2,799,989
Banco Santander SA
24,500,000	0.000		08/24/21	24,495,396
Bank Of China Ltd.
52,900,000	0.000		11/19/21	52,845,331

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Barclays Capital, Inc.
$18,000,000	0.000%	01/24/22	$ 17,979,096
BAT International Finance PLC
18,184,000	0.000	10/22/21	18,172,023
BPCE SA
15,000,000	0.000	05/06/22	14,976,363
Chesham Finance/ Chesh LLC
100,000,000	0.000	07/01/21	99,999,778
China Construction Banking Corp.
15,000,000	0.000	07/09/21	14,999,576
16,541,000	0.000	08/03/21	16,538,657
CNPC Finance
95,000,000	0.000	07/06/21	94,998,891
Enel Finance America
32,000,000	0.000	02/17/22	31,947,001
First Abu Dhabi Bank PJSC
15,200,000	0.000	08/02/21	15,198,746
20,000,000	0.000	08/27/21	19,997,100
Gotham Funding Corp.
29,653,000	0.000	07/21/21	29,651,616
HSBC Bank PLC
10,603,000	0.000	08/03/21	10,601,147
Ionic Capital II Trust
18,000,000	0.000	07/01/21	17,999,960
15,000,000	0.000	07/08/21	14,999,733
38,000,000	0.000	07/16/21	37,998,615
18,000,000	0.000	07/29/21	17,998,564
27,700,000	0.000	08/13/21	27,696,615
11,850,000	0.000	10/05/21	11,846,105
Lime Funding
28,819,000	0.000	07/08/21	28,818,488
Matchpoint Finance PLC
35,626,000	0.000	07/26/21	35,623,530
NatWest Markets PLC
4,000,000	0.000	01/18/22	3,995,803
31,000,000	0.000	01/19/22	30,967,137
Nieuw Amsterdam Receivables Corp.
20,000,000	0.000	09/02/21	19,996,409
15,000,000	0.000	09/17/21	14,996,511

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Pure Grove Funding
$25,000,000	0.000%	07/27/21	$ 24,998,181
Regency Markets No.1 LLC
50,000,000	0.000	07/16/21	49,998,178
Ridgefield Funding Co.
49,383,000	0.000	07/08/21	49,382,023
Royal Bank of Canada
10,000,000	0.000	11/30/21	9,994,858
Societe Generale SA
13,485,000	0.000	12/06/21	13,477,138
15,500,000	0.000	12/13/21	15,489,863
Sumitomo Mitsui Trust Bank Ltd.
40,000,000	0.000	08/31/21	39,995,109
Svenska Handelsbanken
20,147,000	0.000	12/08/21	20,135,827
11,928,000	0.000	02/01/22	11,917,551
Volkswagen Group of America Finance LLC
14,830,000	0.000	11/10/21	14,804,030

			1,187,277,352

Repurchase Agreements – 0.5%
Well Fargo Repo
30,000,000	0.180	07/01/21	30,000,000
Maturity Value: $30,000,150
Next Reset Date : 07/01/21
Collateralized by various mortgage obligations, 0.250% to 6.250%, due 06/15/22 – 10/06/70. The aggregate market value of the collateral, including accrued interest, was $31,500,542
50,000,000	0.230	07/07/21	50,000,000
Maturity Value: $50,002,236
Next Reset Date : 07/01/21
Collateralized by various mortgage obligations, 0.025% to 9.500%, due 06/15/22 – 02/25/60. The aggregate market value of the collateral, including accrued interest, was $52,571,156

			80,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,935,736,440)			$1,936,457,228

TOTAL INVESTMENTS – 100.3% (Cost $5,221,990,334)			$5,228,898,511

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(17,361,070)

NET ASSETS – 100.0%			$5,211,537,441

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BSBY	— Bloomberg Short-Term Bank Yield Index
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments —To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$430,155,060	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,324,316	1,912,502	—
Asset-Backed Securities	—	73,296,384	—
Exchange Traded Fund	30,081,929	—	—
Investment Companies	27,074,859	—	—
Short-term Investments	—	279,509,304	—

Total	$58,481,104	$784,873,250	$—

Derivative Type

Assets
Futures Contracts(a)	$440,080	$—	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$116,209,646	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	96,100,511	75,800,530	—
Asset-Backed Securities	—	6,455,285	—
Municipal Debt Obligation	—	2,593,685	—
Investment Company	47,104,777	—	—

Total	$143,205,288	$201,059,146	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,374,757)	$—

Total	$—	$(6,374,757)	$—

Derivative Type

Assets
Futures Contracts(a)	$109,427	$—	$—
Interest Rate Swap Contracts(a)	—	100,861	—
Options Purchased	—	216,016	—

Total	$109,427	$316,877	$—

Liabilities
Futures Contracts(a)	$(721,499)	$—	$—
Interest Rate Swap Contracts(a)	—	(117,454)	—
Options Written	—	(245,644)	—

Total	$(721,499)	$(363,098)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$72,435,854	$—
Asset Backed Securities	—	92,954,863	—
Municipal Debt Obligation	—	7,319,777	—
U.S. Treasury Obligations	49,017,651	—	—
Short-term Investments	—	68,242,247	—

Total	$49,017,651	$240,952,741	$—

Derivative Type

Assets(a)
Futures Contracts	$19,714	$—	$—
Interest Rate Swap Contracts	—	65,040	$—

Total	$19,714	$65,040	$—

Liabilities(a)
Futures Contracts	$(15,402)	$—	$—
Interest Rate Swap Contracts	—	(79,273)	—

Total	$(15,402)	$(79,273)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$483,815,234	$—	$—
Investment Company	27,080,157	—	—

Total	$510,895,391	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$178,266	$—	$—
Interest Rate Swap Contracts(a)	—	1,095,896	—
Options Purchased	—	163,652	—

Total	$178,266	$1,259,548	$—

Liabilities
Futures Contracts(a)	$(201,454)	$—	$—
Interest Rate Swap Contracts(a)	—	(671,113)	—
Options Written	—	(187,791)	—

Total	$(201,454)	$(858,904)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$331,392,380	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	573,814,566	195,064,450	—

Total	$573,814,566	$526,456,830	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(19,424,352)	$—

Total	$—	$(19,424,352)	$—

Derivative Type

Assets
Futures Contracts(a)	$511,266	$—	$—
Interest Rate Swap Contracts(a)	—	312,938	—

Total	$511,266	$312,938	$—

Liabilities
Futures Contracts(a)	$(2,890,599)	$—	$—
Interest Rate Swap Contracts(a)	—	(326,220)	—

Total	$(2,890,599)	$(326,220)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,472,781,921	$—
Mortgage-Backed Obligations	—	386,455,470	—
Asset-Backed Securities	—	202,661,160	—
Foreign Debt Obligations	—	35,715,997	—
Municipal Debt Obligations	—	58,623,651	—
U.S. Treasury Obligations	156,358,349	—	—
Exchange Traded Funds	56,665,843	—	—
Investment Company	273,017,887	—	—
Short-term Investments	—	31,948,114	—

Total	$486,042,079	$2,188,186,313	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(27,972,318)	$—

Total	$—	$(27,972,318)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,347,936	$—
Futures Contracts(a)	405,188	—	—
Interest Rate Swap Contracts(a)	—	10,253,554	—
Credit Default Swap Contracts(a)	—	5,254,937	—
Options Purchased	—	99,359	—

Total	$405,188	$18,955,786	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,241,999)	$—
Futures Contracts(a)	(666,444)	—	—
Interest Rate Swap Contracts(a)	—	(3,213,970)	—
Credit Default Swap Contracts(a)	—	(320,197)	—
Options Written	—	(67,211)	—

Total	$(666,444)	$(6,843,377)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,676,535,937	$—
Municipal Debt Obligation	—	1,475,000	—
U.S. Treasury Obligations	26,793,364	—	—
Investment Company	587,636,982	—	—
Short-term Investments	—	1,936,457,228	—

Total	$614,430,346	$4,614,468,165	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including exchange traded funds (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.